UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 29, 2016

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND

BRK-SEM

MFS® BLENDED RESEARCH®

EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
Samsung Electronics Co. Ltd.	4.3%
Tencent Holdings Ltd.	2.6%
China Construction Bank	2.6%
Hon Hai Precision Industry Co. Ltd.	2.3%
Alibaba Group Holding Ltd., ADR	2.2%
Hyundai Motor Co. Ltd.	2.1%
Industrial & Commercial Bank of China, “H”	1.9%
Sberbank of Russia, ADR	1.7%
CNOOC Ltd.	1.6%

Equity sectors
Financial Services	26.1%
Technology	20.2%
Utilities & Communications	10.2%
Consumer Staples	7.2%
Energy	6.9%
Basic Materials	5.1%
Autos & Housing	4.5%
Industrial Goods & Services	4.0%
Retailing	3.9%
Health Care	3.2%
Leisure	2.7%
Transportation	2.1%
Special Products & Services	1.7%

Issuer country weightings (x)
China	23.2%
South Korea	16.9%
Taiwan	13.7%
Brazil	7.1%
India	6.1%
South Africa	4.9%
Mexico	4.2%
Russia	4.2%
United States	3.4%
Other Countries	16.3%

Currency exposure weightings (y)
Hong Kong Dollar	22.0%
South Korean Won	16.9%
Taiwan Dollar	13.7%
Brazilian Real	7.1%
Indian Rupee	6.1%
South African Rand	4.9%
Mexican Peso	4.2%
Russian Ruble	4.2%
United States Dollar	3.6%
Other Currencies	17.3%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 15, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 15, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/15/15-2/29/16
A	Actual	1.21%	$1,000.00	$919.03	$5.33
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
B	Actual	1.97%	$1,000.00	$915.91	$8.66
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
C	Actual	1.97%	$1,000.00	$916.09	$8.66
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
I	Actual	0.96%	$1,000.00	$920.72	$4.23
	Hypothetical (h)	0.96%	$1,000.00	$1,020.09	$4.82
R1	Actual	1.96%	$1,000.00	$915.91	$8.62
	Hypothetical (h)	1.96%	$1,000.00	$1,015.12	$9.82
R2	Actual	1.47%	$1,000.00	$918.31	$6.47
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
R3	Actual	1.21%	$1,000.00	$919.01	$5.33
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
R4	Actual	0.96%	$1,000.00	$920.72	$4.23
	Hypothetical (h)	0.96%	$1,000.00	$1,020.09	$4.82
R5	Actual	0.95%	$1,000.00	$920.75	$4.19
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 168/366 for Actual Expenses (for Hypothetical Expenses, multiplied by 182/366 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, September 15, 2015, through February 29, 2016. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended February 29, 2016.

5

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 93.0%
Issuer	Shares/Par	Value ($)
Airlines - 0.8%
AirAsia Berhad	17,300	$6,044
China Southern Airlines Co. Ltd., “H”	14,000	7,939
Tav Havalimanlari Holding A.S.	927	5,455
Zhejiang Expressway Co. Ltd., “H”	6,000	5,315

		$24,753
Alcoholic Beverages - 0.9%
AmBev S.A.	6,000	$26,358

Apparel Manufacturers - 1.7%
Belle International Holdings Ltd.	13,000	$8,493
Formosa Taffeta Co. Ltd.	9,000	8,161
Li & Fung Ltd.	26,000	14,675
Pou Chen Corp.	15,000	18,487

		$49,816
Automotive - 4.1%
Geely Automobile Holdings Ltd.	20,000	$7,391
Hyundai Mobis	29	5,827
Hyundai Motor Co. Ltd.	533	63,737
Kia Motors Corp.	1,237	46,281

		$123,236
Brokerage & Asset Managers - 0.7%
BM&F Bovespa S.A.	6,800	$19,678

Business Services - 1.3%
Cognizant Technology Solutions Corp., “A” (a)	234	$13,333
Infosys Technologies Ltd., ADR	883	14,852
WNS (Holdings) Ltd., ADR (a)	423	12,056

		$40,241
Cable TV - 1.1%
Naspers Ltd.	286	$33,971

Computer Software - Systems - 4.8%
Asustek Computer, Inc.	4,000	$32,734
EPAM Systems, Inc. (a)	291	19,899
Hon Hai Precision Industry Co. Ltd.	30,000	70,281
SK Holdings Co. Ltd.	103	20,723

		$143,637

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 0.3%
MRV Engenharia e Participacoes S.A.	3,507	$9,258

Consumer Products - 1.2%
Kimberly-Clark de Mexico S.A. de C.V., “A”	4,384	$9,624
LG Household & Health Care Ltd.	37	25,925

		$35,549
Consumer Services - 0.4%
Kroton Educacional S.A.	4,900	$12,166

Electrical Equipment - 0.6%
Shanghai Electric Group Co. Ltd., “H”	40,000	$17,125

Electronics - 9.7%
Samsung Electronics Co. Ltd.	135	$128,334
Siliconware Precision Industries Co. Ltd., ADR	1,210	9,172
Taiwan Semiconductor Manufacturing Co. Ltd.	32,000	144,034
Vanguard International Semiconductor Corp.	6,000	9,140

		$290,680
Energy - Independent - 2.0%
CNOOC Ltd.	46,000	$48,460
Reliance Industries Ltd., GDR (n)	403	11,366

		$59,826
Energy - Integrated - 3.9%
China Petroleum & Chemical Corp.	72,000	$41,032
LUKOIL PJSC, ADR	1,118	39,395
OAO Gazprom, ADR	10,091	36,905

		$117,332
Engineering - Construction - 2.3%
China Railway Construction Corp. Ltd., “H”	12,000	$11,344
Hyundai Heavy Industries Co. Ltd. (a)	233	7,407
Promotora y Operadora de Infraestructura S.A.B. de C.V.	3,412	39,600
Sinopec Engineering (Group) Co. Ltd. “H”	14,000	10,144

		$68,495
Food & Beverages - 3.5%
Arca Continental S.A.B de C.V.	2,240	$13,664
AVI Ltd.	7,058	34,062
CJ Corp.	61	11,724
Tingyi (Cayman Islands) Holding Corp.	14,000	13,194
Uni-President Enterprises Corp.	14,000	24,174

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Want Want China Holdings Ltd.	11,000	$7,283

		$104,101
Food & Drug Stores - 1.3%
CP All PLC	12,100	$14,688
Sun Art Retail Group Ltd.	40,500	24,473

		$39,161
Forest & Paper Products - 0.9%
Fibria Celulose S.A.	2,600	$28,489

Gaming & Lodging - 1.1%
China Lodging Group Ltd.	501	$14,028
Kangwon Land, Inc. (a)	574	19,146

		$33,174
General Merchandise - 0.7%
Intime Retail Group Co. Ltd.	13,500	$10,578
Shinsegae Co. Ltd.	58	9,966

		$20,544
Insurance - 4.7%
Cathay Financial Holding Co. Ltd.	29,000	$32,262
Fubon Financial Holding Co. Ltd.	23,000	27,054
Hyundai Marine & Fire Insurance Co. Ltd.	580	14,421
Korean Reinsurance Co.	1,221	12,817
Liberty Holdings Ltd.	1,381	10,706
PICC Property & Casualty Co. Ltd.	6,000	9,056
Samsung Fire & Marine Insurance Co. Ltd.	103	25,236
Shin Kong Financial Holding Co. Ltd.	57,000	10,703

		$142,255
Internet - 5.7%
Alibaba Group Holding Ltd., ADR (a)	942	$64,819
NAVER Corp.	45	20,774
SINA Corp. (a)	191	8,160
Tencent Holdings Ltd.	4,300	78,301

		$172,054
Machinery & Tools - 1.1%
China Infrastructure Machinery Holdings Ltd.	51,000	$6,574
Far Eastern New Century Corp.	21,000	15,911
PT United Tractors Tbk	10,500	12,191

		$34,676

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 4.5%
Banco do Brasil S.A.	6,800	$22,929
Bank of China Ltd.	88,000	33,013
BOC Hong Kong Holdings Ltd.	8,500	22,043
Industrial & Commercial Bank of China, “H”	114,000	56,438

		$134,423
Medical & Health Technology & Services - 0.3%
Sinopharm Group Co. Ltd., “H”	2,400	$8,763

Medical Equipment - 0.7%
Top Glove Corp.	16,600	$22,225

Metals & Mining - 1.4%
Gerdau S.A., ADR	18,127	$15,952
Grupo Mexico S.A.B. de C.V., “B”	7,527	15,839
Ternium S.A., ADR	678	10,143

		$41,934
Other Banks & Diversified Financials - 12.4%
Agricultural Bank of China Ltd., “H”	38,000	$12,486
Banco Santander S.A., IEU	3,417	12,722
Bangkok Bank Public Co. Ltd.	2,200	10,250
Bank of Communications Co. Ltd.	15,000	8,547
China Construction Bank	132,000	77,438
China Merchants Bank Co. Ltd.	4,500	8,424
China Minsheng Banking Corp. Ltd.	11,500	9,433
Chongqing Rural Commercial Bank Co. Ltd., “H”	12,000	5,616
First Gulf Bank PJSC	3,366	11,684
FirstRand Ltd.	10,052	27,873
Hana Financial Group, Inc.	485	8,153
Itau Unibanco Holding S.A., ADR	4,763	30,007
OTP Bank PLC	796	16,548
Sberbank of Russia, ADR	8,221	49,867
Turkiye Garanti Bankasi A.S.	7,336	18,209
Turkiye Is Bankasi A.S., “C”	25,953	39,562
Turkiye Sinai Kalkinma Bankasi A.S.	17,243	9,336
Union National Bank	15,620	15,735

		$371,890
Pharmaceuticals - 2.2%
Gedeon Richter PLC	1,199	$21,277
Genomma Lab Internacional S.A., “B” (a)	51,211	33,529
Shanghai Pharmaceuticals Holding Co. Ltd., “H”	5,800	10,478

		$65,284

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 0.4%
Wan Hai Lines Ltd.	20,000	$11,074

Real Estate - 3.2%
Aldar Properties PJSC	17,667	$12,025
Atrium European Real Estate Ltd.	4,925	16,789
Evergrande Real Estate Group Ltd.	22,000	14,341
Guangzhou R&F Properties Co. Ltd., “H”	6,400	7,554
Metro Pacific Investments Corp.	57,300	6,989
Prologis Property Mexico S.A. de C.V., REIT	9,958	14,539
Resilient REIT Ltd.	2,027	15,618
SM Prime Holdings, Inc.	21,828	9,502

		$97,357
Specialty Chemicals - 2.8%
LG Chem Ltd.	177	$42,842
PTT Global Chemical PLC	26,500	39,977

		$82,819
Specialty Stores - 0.3%
CJ Home Shopping	58	$8,784

Telecommunications - Wireless - 2.6%
Advanced Info Service PLC	6,200	$29,669
China Mobile Ltd.	3,500	37,076
Globe Telecom, Inc.	350	13,014

		$79,759
Telephone Services - 2.8%
China Unicom (Hong Kong) Ltd.	12,000	$13,819
Hellenic Telecommunications Organization S.A.	3,309	27,403
PT Telekomunikasi Indonesia	64,000	15,660
PT XL Axiata Tbk (a)	96,500	28,145

		$85,027
Tobacco - 1.0%
PT Hanjaya Mandala Sampoerna Tbk	3,500	$28,778

Trucking - 0.8%
Emergent Capital, Inc.	3,403	$25,548

Utilities - Electric Power - 2.8%
Equatorial Energia S.A.	2,200	$20,978
Korea Electric Power Corp.	721	34,279
Tenaga Nasional Berhad	4,000	12,480

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Terna Participacoes S.A., IEU	3,442	$16,166

		$83,903
Total Common Stocks (Identified Cost, $3,007,777)		$2,794,143

	First Exercise
Warrants - 4.8%
Automotive - 0.1%
Merrill Lynch International & Co. (Maruti Suzuki India Ltd. - Zero Stike Warrant (1 share for 1 warrant)) (a)(n)	12/04/18	65	$3,099

Cable TV - 0.5%
Merrill Lynch International & Co. (Dish TV India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/23/18	13,965	$13,686

Energy - Independent - 1.0%
Merrill Lynch International & Co. (Hindustan Petroleum Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	11/12/19	1,529	$15,293
Merrill Lynch International & Co. (Coal India Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/13/19	3,427	15,655

			$30,948
Other Banks & Diversified Financials - 0.6%
Merrill Lynch International & Co. (Housing Development Finance Corp. Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	10/28/15	511	$7,956
Merrill Lynch International & Co. (Rural Electrification Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	12/21/18	4,744	10,822

			$18,778
Telecommunications - Wireless - 1.9%
Merrill Lynch International & Co. (Bharti Infratel Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	4/17/20	4,649	$24,273
Merrill Lynch International & Co. (Bharti Airtel Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)	5/29/18	6,942	32,280

			$56,553
Tobacco - 0.7%
Merrill Lynch International & Co. (ITC Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/22/18	4,786	$20,676
Total Warrants (Identified Cost, $176,685)			$143,740

11

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.6%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	107,020	$107,020
Total Investments (Identified Cost, $3,291,482)		$3,044,903

Other Assets, Less Liabilities - (1.4)%		(40,647)
Net Assets - 100.0%		$3,004,256

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $122,826, representing 4.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,184,462)	$2,937,883
Underlying affiliated funds, at cost and value	107,020
Total investments, at value (identified cost, $3,291,482)	$3,044,903
Cash	171
Foreign currency, at value (identified cost, $155)	154
Receivables for
Fund shares sold	37,735
Dividends	8,322
Receivable from investment adviser	17,972
Other assets	124
Total assets	$3,109,381
Liabilities
Payable for investments purchased	$25,104
Payable to affiliates
Shareholder servicing costs	631
Distribution and service fees	24
Payable for independent Trustees’ compensation	22
Deferred country tax expense payable	915
Accrued expenses and other liabilities	78,429
Total liabilities	$105,125
Net assets	$3,004,256
Net assets consist of
Paid-in capital	$3,265,677
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $75 deferred country tax)	(246,891)
Accumulated distributions in excess of net realized gain on investments and foreign currency	(3,684)
Accumulated distributions in excess of net investment income	(10,846)
Net assets	$3,004,256
Shares of beneficial interest outstanding	328,613

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$238,947	26,136	$9.14
Class B	77,699	8,511	9.13
Class C	49,542	5,428	9.13
Class I	62,245	6,808	9.14
Class R1	45,790	5,016	9.13
Class R2	45,895	5,024	9.14
Class R3	45,948	5,027	9.14
Class R4	46,001	5,031	9.14
Class R5	2,392,189	261,632	9.14

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.70 [100 / 94.25 x $9.14]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Period ended 2/29/16 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$21,208
Dividends from underlying affiliated funds	69
Foreign taxes withheld	(3,109)
Total investment income	$18,168
Expenses
Management fee	$10,274
Distribution and service fees	935
Shareholder servicing costs	837
Administrative services fee	8,032
Independent Trustees’ compensation	186
Custodian fee	10,622
Shareholder communications	5,048
Audit and tax fees	18,894
Legal fees	424
Registration fees	50,187
Miscellaneous	6,728
Total expenses	$112,167
Fees paid indirectly	(11)
Reduction of expenses by investment adviser	(98,142)
Net expenses	$14,014
Net investment income	$4,154
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $840 country tax)	$(7,776)
Foreign currency	7,192
Net realized gain (loss) on investments and foreign currency	$(584)
Change in unrealized appreciation (depreciation)
Investments (net of $75 increase in deferred country tax)	$(246,654)
Translation of assets and liabilities in foreign currencies	(237)
Net unrealized gain (loss) on investments and foreign currency translation	$(246,891)
Net realized and unrealized gain (loss) on investments and foreign currency	$(247,475)
Change in net assets from operations	$(243,321)

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 2/29/16 (c) (unaudited)
From operations
Net investment income	$4,154
Net realized gain (loss) on investments and foreign currency	(584)
Net unrealized gain (loss) on investments and foreign currency translation	(246,891)
Change in net assets from operations	$(243,321)
Distributions declared to shareholders
From net investment income	$(15,000)
From net realized gain on investments	(3,100)
Total distributions declared to shareholders	$(18,100)
Change in net assets from fund share transactions	$3,265,677
Total change in net assets	$3,004,256
Net assets
At beginning of period	—
At end of period (including accumulated distributions in excess of net investment income of $10,846)	$3,004,256

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.82)
Total from investment operations	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.04)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.05)
Net asset value, end of period (x)	$9.14
Total return (%) (r)(s)(t)(x)	(8.10	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.36	(a)
Expenses after expense reductions (f)	1.21	(a)
Net investment income	0.31	(a)
Portfolio turnover	56	(n)
Net assets at end of period (000 omitted)	$239

See Notes to Financial Statements

17

Financial Highlights – continued

Class B	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)
Total from investment operations	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.02)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.03)
Net asset value, end of period (x)	$9.13
Total return (%) (r)(s)(t)(x)	(8.41	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.13	(a)
Expenses after expense reductions (f)	1.97	(a)
Net investment loss	(0.59	)(a)
Portfolio turnover	56	(n)
Net assets at end of period (000 omitted)	$78

Class C	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)
Total from investment operations	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.02)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.03)
Net asset value, end of period (x)	$9.13
Total return (%) (r)(s)(t)(x)	(8.39	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.14	(a)
Expenses after expense reductions (f)	1.97	(a)
Net investment loss	(0.63	)(a)
Portfolio turnover	56	(n)
Net assets at end of period (000 omitted)	$50

See Notes to Financial Statements

18

Financial Highlights – continued

Class I	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.82)
Total from investment operations	$(0.80)
Less distributions declared to shareholders
From net investment income	$(0.05)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.06)
Net asset value, end of period (x)	$9.14
Total return (%) (r)(s)(x)	(8.03	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.13	(a)
Expenses after expense reductions (f)	0.96	(a)
Net investment income	0.38	(a)
Portfolio turnover	56	(n)
Net assets at end of period (000 omitted)	$62

Class R1	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)
Total from investment operations	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.02)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.03)
Net asset value, end of period (x)	$9.13
Total return (%) (r)(s)(x)	(8.41	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.13	(a)
Expenses after expense reductions (f)	1.96	(a)
Net investment loss	(0.65	)(a)
Portfolio turnover	56	(n)
Net assets at end of period (000 omitted)	$46

See Notes to Financial Statements

19

Financial Highlights – continued

Class R2	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.80)
Total from investment operations	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.04)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.05)
Net asset value, end of period (x)	$9.14
Total return (%) (r)(s)(x)	(8.17	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.63	(a)
Expenses after expense reductions (f)	1.47	(a)
Net investment loss	(0.14	)(a)
Portfolio turnover	56	(n)
Net assets at end of period (000 omitted)	$46

Class R3	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)
Total from investment operations	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.04)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.05)
Net asset value, end of period (x)	$9.14
Total return (%) (r)(s)(x)	(8.10	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.38	(a)
Expenses after expense reductions (f)	1.21	(a)
Net investment income	0.11	(a)
Portfolio turnover	56	(n)
Net assets at end of period (000 omitted)	$46

See Notes to Financial Statements

20

Financial Highlights – continued

Class R4	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.82)
Total from investment operations	$(0.80)
Less distributions declared to shareholders
From net investment income	$(0.05)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.06)
Net asset value, end of period (x)	$9.14
Total return (%) (r)(s)(x)	(8.03	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.13	(a)
Expenses after expense reductions (f)	0.96	(a)
Net investment income	0.36	(a)
Portfolio turnover	56	(n)
Net assets at end of period (000 omitted)	$46

Class R5	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.82)
Total from investment operations	$(0.80)
Less distributions declared to shareholders
From net investment income	$(0.05)
From net realized gain on investments	(0.01)
Total distributions declared to shareholders	$(0.06)
Net asset value, end of period (x)	$9.14
Total return (%) (r)(s)(x)	(8.03	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.12	(a)
Expenses after expense reductions (f)	0.95	(a)
Net investment income	0.37	(a)
Portfolio turnover	56	(n)
Net assets at end of period (000 omitted)	$2,392

See Notes to Financial Statements

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted

23

Notes to Financial Statements (unaudited) – continued

or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending

24

Notes to Financial Statements (unaudited) – continued

on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$203,242	$493,892	$—	$697,134
South Korea	77,553	428,824	—	506,377
Taiwan	20,245	392,940	—	413,185
Brazil	214,701	—	—	214,701
India	26,908	155,106	—	182,014
South Africa	78,739	69,040	—	147,779
Mexico	126,794	—	—	126,794
Russia	—	126,167	—	126,167
Thailand	10,250	84,333	—	94,583
Other Countries	300,092	129,057	—	429,149
Mutual Funds	107,020	—	—	107,020
Total Investments	$1,165,544	$1,879,359	$—	$3,044,903

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

25

Notes to Financial Statements (unaudited) – continued

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the period ended February 29, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

26

Notes to Financial Statements (unaudited) – continued

applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$3,291,482
Gross appreciation	77,472
Gross depreciation	(324,051)
Net unrealized appreciation (depreciation)	$(246,579)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

27

Notes to Financial Statements (unaudited) – continued

approximately eight years after service. The fund’s distributions declared to shareholders as reported in the Statement of Changes in Net Assets are presented by class as follows:

	From net investment income	From net realized gain on investments
	Period ended 2/29/16 (c)	Period ended 2/29/16 (c)
Class A	$227	$53
Class B	106	51
Class C	124	55
Class I	337	67
Class R1	106	51
Class R2	182	51
Class R3	219	51
Class R4	257	51
Class R5	13,442	2,670
Total	$15,000	$3,100

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended February 29, 2016, this management fee reduction amounted to $104, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended February 29, 2016 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

28

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the period ended February 29, 2016, this reduction amounted to $98,038, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $169 for period ended February 29, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$72
Class B	0.75%	0.25%	1.00%	1.00%	233
Class C	0.75%	0.25%	1.00%	1.00%	233
Class R1	0.75%	0.25%	1.00%	1.00%	226
Class R2	0.25%	0.25%	0.50%	0.50%	114
Class R3	—	0.25%	0.25%	0.25%	57
Total Distribution and Service Fees					$935

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ended February 29, 2016.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended February 29, 2016.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended February 29, 2016, the fee was $150, which equated to 0.0109%

29

Notes to Financial Statements (unaudited) – continued

annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the period ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $687.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended February 29, 2016 was equivalent to an annual effective rate of 0.5863% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the period ended February 29, 2016, the fee paid by the fund under this agreement was $7 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2015, MFS purchased 260,000 shares of Class R5 and 5,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, for an aggregate amount of $3,000,000 as an initial investment in the fund.

At February 29, 2016, MFS held approximately 59%, 92%, and 74% of the outstanding shares of Class B, Class C, and Class I, respectively, and 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R5.

(4) Portfolio Securities

For the period ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $4,844,221 and $1,652,769, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 2/29/16 (c)
	Shares	Amount
Shares sold
Class A	26,346	$246,431
Class B	8,495	81,501
Class C	5,410	53,927
Class I	6,767	67,889
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R5	260,000	2,600,000
	327,018	$3,249,748

Shares issued to shareholders in reinvestment of distributions
Class A	28	$280
Class B	16	157
Class C	18	179
Class I	41	404
Class R1	16	157
Class R2	24	233
Class R3	27	270
Class R4	31	308
Class R5	1,632	16,112
	1,833	$18,100

Shares reacquired
Class A	(238)	$(2,171)

Net change
Class A	26,136	$244,540
Class B	8,511	81,658
Class C	5,428	54,106
Class I	6,808	68,293
Class R1	5,016	50,157
Class R2	5,024	50,233
Class R3	5,027	50,270
Class R4	5,031	50,308
Class R5	261,632	2,616,112
	328,613	$3,265,677

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

31

Notes to Financial Statements (unaudited) – continued

(6) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,287,158	(1,180,138)	107,020

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$69	$107,020

(7) Subsequent Event

Effective March 24, 2016, the fund participates, along with certain other funds managed by MFS in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter.

32

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June and July, 2015, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2015 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

33

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Lipper expense group median. The Trustees also considered MFS’ intention to combine fundamental and quantitative research methodologies for the Fund, noting that this blended approach is likely to present certain portfolio management resource efficiencies relative to the management resources required for a more actively managed fund. As a result, the Trustees considered the Fund’s advisory fee rate in comparison to a peer group created by MFS of funds that incorporate a quantitative approach to investing. The Trustees considered that the Fund’s advisory fee and total expense ratio (excluding 12b-1 fees) would each be approximately at this quantitative peer group’s median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

34

Board Approval of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND

BRL-SEM

MFS® BLENDED RESEARCH®

GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	2.1%
JPMorgan Chase & Co.	1.9%
Altria Group, Inc.	1.8%
Bristol-Myers Squibb Co.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.7%
Amazon.com, Inc.	1.6%
Northrop Grumman Corp.	1.6%
Tyson Foods, Inc., “A”	1.5%
Charter Communications, Inc., “A”	1.5%
Intuit, Inc.	1.5%

Equity sectors
Financial Services	19.6%
Technology	12.4%
Health Care	11.9%
Consumer Staples	8.5%
Utilities & Communications	6.9%
Retailing	6.2%
Energy	5.9%
Autos & Housing	5.9%
Leisure	5.8%
Basic Materials	5.0%
Industrial Goods & Services	4.6%
Special Products & Services	3.6%
Transportation	2.2%

Issuer country weightings (x)
United States	53.7%
Japan	8.0%
United Kingdom	5.9%
South Korea	4.6%
Canada	4.5%
France	3.7%
Switzerland	2.3%
Australia	2.2%
Taiwan	2.2%
Other Countries	12.9%

Currency exposure weightings (y)
United States Dollar	56.2%
Euro	9.6%
Japanese Yen	8.0%
British Pound Sterling	5.9%
South Korean Won	4.6%
Swiss Franc	2.3%
Australian Dollar	2.2%
Taiwan Dollar	2.2%
Canadian Dollar	2.0%
Other Currencies	7.0%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 15, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 15, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/15/15-2/29/16
A	Actual	0.86%	$1,000.00	$932.46	$3.81
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
B	Actual	1.61%	$1,000.00	$929.25	$7.13
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
C	Actual	1.61%	$1,000.00	$929.35	$7.13
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
I	Actual	0.61%	$1,000.00	$933.02	$2.71
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07
R1	Actual	1.61%	$1,000.00	$929.25	$7.13
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
R2	Actual	1.11%	$1,000.00	$930.63	$4.92
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57
R3	Actual	0.86%	$1,000.00	$932.32	$3.81
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
R4	Actual	0.61%	$1,000.00	$933.01	$2.71
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07
R5	Actual	0.60%	$1,000.00	$933.03	$2.66
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 168/366 for Actual Expenses (for Hypothetical Expenses, multiplied by 182/366 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, September 15, 2015, through February 29, 2016. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended February 29, 2016.

5

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
Northrop Grumman Corp.	240	$46,133

Airlines - 1.4%
Aena S.A. (a)	173	$19,603
Air Canada (a)	3,995	21,318

		$40,921
Apparel Manufacturers - 0.5%
NIKE, Inc., “B”	234	$14,412

Automotive - 3.5%
General Motors Co.	518	$15,243
Hyundai Motor Co. Ltd.	171	20,448
Kia Motors Corp.	927	34,683
Magna International, Inc.	893	34,693

		$105,067
Biotechnology - 2.0%
Bavarian Nordic A/S (a)	485	$19,829
Gilead Sciences, Inc.	444	38,739

		$58,568
Broadcasting - 0.5%
Time Warner, Inc.	207	$13,703

Business Services - 3.6%
Accenture PLC, “A”	402	$40,305
Ashtead Group PLC	2,212	28,109
Global Payments, Inc.	630	38,399

		$106,813
Cable TV - 2.6%
Charter Communications, Inc., “A” (a)	251	$45,070
Comcast Corp., “A”	345	19,917
Time Warner Cable, Inc.	73	13,933

		$78,920
Chemicals - 1.4%
LyondellBasell Industries N.V., “A”	512	$41,068

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 1.5%
Intuit, Inc.	452	$43,681

Computer Software - Systems - 3.2%
Apple, Inc.	209	$20,208
EMC Corp.	1,129	29,501
Hitachi Ltd.	3,000	12,620
Hon Hai Precision Industry Co. Ltd., GDR	3,114	14,683
Ingram Micro, Inc., “A”	240	8,592
NICE Systems Ltd., ADR	159	9,527

		$95,131
Construction - 2.3%
Bellway PLC	774	$27,607
Owens Corning	966	41,461

		$69,068
Consumer Products - 1.4%
Svenska Cellulosa Aktiebolaget	1,457	$43,272

Containers - 1.1%
Brambles Ltd.	3,673	$32,619

Electrical Equipment - 2.2%
Mitsubishi Electric Corp.	2,000	$20,153
Schneider Electric S.A.	233	13,781
Siemens AG	342	31,759

		$65,693
Electronics - 3.1%
Samsung Electronics Co. Ltd.	44	$41,827
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,112	49,738

		$91,565
Energy - Independent - 4.0%
California Resources Corp.	25	$14
EOG Resources, Inc.	442	28,615
Marathon Petroleum Corp.	895	30,654
Occidental Petroleum Corp.	272	18,719
Valero Energy Corp.	698	41,936

		$119,938
Energy - Integrated - 1.8%
BP PLC	4,865	$23,587
Royal Dutch Shell PLC, “B”	1,361	30,932

		$54,519

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 3.7%
Archer Daniels Midland Co.	508	$17,760
Bakkafrost P/f	588	21,081
Nestle S.A.	388	27,177
Tyson Foods, Inc., “A”	701	45,390

		$111,408
Food & Drug Stores - 1.2%
Empire Co. Ltd.	1,287	$24,903
Wesfarmers Ltd.	405	11,265

		$36,168
Gaming & Lodging - 1.1%
Carnival Corp.	681	$32,661

General Merchandise - 0.4%
Target Corp.	161	$12,630

Health Maintenance Organizations - 1.6%
Anthem, Inc.	250	$32,673
Centene Corp. (a)	244	13,898

		$46,571
Insurance - 4.4%
Dai-ichi Life Insurance Co. Ltd.	3,200	$38,524
MetLife, Inc.	1,012	40,035
Prudential Financial, Inc.	433	28,617
Suncorp-Metway Ltd.	2,815	22,503

		$129,679
Internet - 3.2%
Alphabet, Inc., “A” (a)	86	$61,681
Alphabet, Inc., “C” (a)	23	16,049
Facebook, Inc., “A” (a)	163	17,428

		$95,158
Machinery & Tools - 0.8%
Glory Ltd.	700	$23,501

Major Banks - 7.2%
Bank of China Ltd.	41,000	$15,381
BNP Paribas	857	39,578
Goldman Sachs Group, Inc.	113	16,897
JPMorgan Chase & Co.	1,015	57,145
Mizuho Financial Group, Inc.	7,400	10,838

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
Sumitomo Mitsui Financial Group, Inc.	1,400	$39,033
Wells Fargo & Co.	738	34,627

		$213,499
Medical & Health Technology & Services - 1.5%
Community Health Systems, Inc. (a)	740	$11,189
HCA Holdings, Inc. (a)	497	34,397

		$45,586
Metals & Mining - 1.1%
Rio Tinto Ltd.	1,267	$33,209

Natural Gas - Distribution - 0.6%
Engie	1,238	$19,186

Network & Telecom - 1.5%
Cisco Systems, Inc.	1,659	$43,433

Other Banks & Diversified Financials - 4.6%
China Construction Bank	23,000	$13,493
DBS Group Holdings Ltd.	2,300	22,215
Discover Financial Services	561	26,042
KBC Groep N.V.	643	34,096
UBS AG	2,757	42,009

		$137,855
Pharmaceuticals - 6.9%
Bayer AG	288	$30,212
Bristol-Myers Squibb Co.	814	50,411
Eli Lilly & Co.	591	42,552
Merck & Co., Inc.	809	40,620
Teva Pharmaceutical Industries Ltd., ADR	483	26,855
Valeant Pharmaceuticals International, Inc. (a)	203	13,357

		$204,007
Printing & Publishing - 0.5%
Transcontinental, Inc., “A”	1,026	$14,560

Railroad & Shipping - 0.9%
Canadian National Railway Co.	442	$25,592

Real Estate - 2.8%
Medical Properties Trust, Inc., REIT	1,575	$18,223
Public Storage, Inc., REIT	170	42,413

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
WP GLIMCHER, Inc., REIT	2,507	$21,660

		$82,296
Restaurants - 1.1%
Greggs PLC	2,323	$33,327

Specialty Chemicals - 1.4%
Akzo Nobel N.V.	508	$29,862
Nitto Denko Corp.	200	11,280

		$41,142
Specialty Stores - 4.1%
Amazon.com, Inc. (a)	84	$46,412
American Eagle Outfitters, Inc.	2,666	40,683
AutoZone, Inc. (a)	44	34,081

		$121,176
Telecommunications - Wireless - 1.3%
KDDI Corp.	1,500	$38,136

Telephone Services - 1.8%
China Unicom (Hong Kong) Ltd.	14,000	$16,123
France Telecom S.A.	2,243	38,712

		$54,835
Tobacco - 3.3%
Altria Group, Inc.	871	$53,627
Japan Tobacco, Inc.	1,100	43,607

		$97,234
Utilities - Electric Power - 2.6%
AES Corp.	2,803	$27,469
Energias de Portugal S.A.	3,850	11,908
Korea Electric Power Corp.	802	38,130

		$77,507
Total Common Stocks (Identified Cost, $3,088,173)		$2,891,447

Preferred Stocks - 1.3%
Other Banks & Diversified Financials - 0.7%
Itau Unibanco Holding S.A.	3,300	$20,874

Telephone Services - 0.6%
Telecom Italia S.p.A.	22,118	$16,905
Total Preferred Stocks (Identified Cost, $46,018)		$37,779

10

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.9%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	87,285	$87,285
Total Investments (Identified Cost, $3,221,476)		$3,016,511

Other Assets, Less Liabilities - (1.4)%		(41,330)
Net Assets - 100.0%		$2,975,181

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,134,191)	$2,929,226
Underlying affiliated funds, at cost and value	87,285
Total investments, at value (identified cost, $3,221,476)	$3,016,511
Foreign currency, at value (identified cost, $606)	604
Receivables for
Investments sold	2
Fund shares sold	7,839
Dividends	9,106
Receivable from investment adviser	18,532
Other assets	124
Total assets	$3,052,718
Liabilities
Payable to affiliates
Shareholder servicing costs	$637
Distribution and service fees	26
Payable for independent Trustees’ compensation	22
Accrued expenses and other liabilities	76,852
Total liabilities	$77,537
Net assets	$2,975,181
Net assets consist of
Paid-in capital	$3,205,158
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(205,010)
Accumulated distributions in excess of net realized gain on investments and foreign currency	(29,617)
Undistributed net investment income	4,650
Net assets	$2,975,181
Shares of beneficial interest outstanding	320,901

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$95,192	10,271	$9.27
Class B	46,448	5,018	9.26
Class C	93,247	10,073	9.26
Class I	111,760	12,052	9.27
Class R1	46,446	5,018	9.26
Class R2	46,556	5,025	9.26
Class R3	46,608	5,029	9.27
Class R4	46,661	5,032	9.27
Class R5	2,442,263	263,383	9.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.84 [100 / 94.25 x $9.27]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Period ended 2/29/16 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$29,327
Dividends from underlying affiliated funds	60
Foreign taxes withheld	(1,419)
Total investment income	$27,968
Expenses
Management fee	$6,953
Distribution and service fees	962
Shareholder servicing costs	840
Administrative services fee	8,032
Independent Trustees’ compensation	186
Custodian fee	9,572
Shareholder communications	5,048
Audit and tax fees	18,416
Legal fees	424
Registration fees	50,187
Miscellaneous	6,674
Total expenses	$107,294
Fees paid indirectly	(8)
Reduction of expenses by investment adviser	(97,974)
Net expenses	$9,312
Net investment income	$18,656
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(25,832)
Foreign currency	1,816
Net realized gain (loss) on investments and foreign currency	$(24,016)
Change in unrealized appreciation (depreciation)
Investments	$(204,965)
Translation of assets and liabilities in foreign currencies	(45)
Net unrealized gain (loss) on investments and foreign currency translation	$(205,010)
Net realized and unrealized gain (loss) on investments and foreign currency	$(229,026)
Change in net assets from operations	$(210,370)

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 2/29/16 (c) (unaudited)
From operations
Net investment income	$18,656
Net realized gain (loss) on investments and foreign currency	(24,016)
Net unrealized gain (loss) on investments and foreign currency translation	(205,010)
Change in net assets from operations	$(210,370)
Distributions declared to shareholders
From net investment income	$(14,006)
From net realized gain on investments	(5,601)
Total distributions declared to shareholders	$(19,607)
Change in net assets from fund share transactions	$3,205,158
Total change in net assets	$2,975,181
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $4,650)	$2,975,181

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)
Total from investment operations	$(0.67)
Less distributions declared to shareholders
From net investment income	$(0.04)
From net realized gain on investments	(0.02)
Total distributions declared to shareholders	$(0.06)
Net asset value, end of period (x)	$9.27
Total return (%) (r)(s)(t)(x)	(6.75	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.95	(a)
Expenses after expense reductions (f)	0.86	(a)
Net investment income	1.22	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$95

See Notes to Financial Statements

16

Financial Highlights – continued

Class B	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)
Total from investment operations	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.02)
From net realized gain on investments	(0.02)
Total distributions declared to shareholders	$(0.04)
Net asset value, end of period (x)	$9.26
Total return (%) (r)(s)(t)(x)	(7.08	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.66	(a)
Expenses after expense reductions (f)	1.61	(a)
Net investment income	0.39	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$46

Class C	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)
Total from investment operations	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.02)
From net realized gain on investments	(0.02)
Total distributions declared to shareholders	$(0.04)
Net asset value, end of period (x)	$9.26
Total return (%) (r)(s)(t)(x)	(7.07	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.67	(a)
Expenses after expense reductions (f)	1.61	(a)
Net investment income	0.54	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$93

See Notes to Financial Statements

17

Financial Highlights – continued

Class I	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.73)
Total from investment operations	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.05)
From net realized gain on investments	(0.02)
Total distributions declared to shareholders	$(0.07)
Net asset value, end of period (x)	$9.27
Total return (%) (r)(s)(x)	(6.70	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.69	(a)
Expenses after expense reductions (f)	0.61	(a)
Net investment income	1.46	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$112

Class R1	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)
Total from investment operations	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.02)
From net realized gain on investments	(0.02)
Total distributions declared to shareholders	$(0.04)
Net asset value, end of period (x)	$9.26
Total return (%) (r)(s)(x)	(7.08	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.66	(a)
Expenses after expense reductions (f)	1.61	(a)
Net investment income	0.39	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$46

See Notes to Financial Statements

18

Financial Highlights – continued

Class R2	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.73)
Total from investment operations	$(0.69)
Less distributions declared to shareholders
From net investment income	$(0.03)
From net realized gain on investments	(0.02)
Total distributions declared to shareholders	$(0.05)
Net asset value, end of period (x)	$9.26
Total return (%) (r)(s)(x)	(6.94	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.16	(a)
Expenses after expense reductions (f)	1.11	(a)
Net investment income	0.90	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$47

Class R3	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)
Total from investment operations	$(0.67)
Less distributions declared to shareholders
From net investment income	$(0.04)
From net realized gain on investments	(0.02)
Total distributions declared to shareholders	$(0.06)
Net asset value, end of period (x)	$9.27
Total return (%) (r)(s)(x)	(6.77	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.91	(a)
Expenses after expense reductions (f)	0.86	(a)
Net investment income	1.15	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$47

See Notes to Financial Statements

19

Financial Highlights – continued

Class R4	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)
Total from investment operations	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.05)
From net realized gain on investments	(0.02)
Total distributions declared to shareholders	$(0.07)
Net asset value, end of period (x)	$9.27
Total return (%) (r)(s)(x)	(6.70	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.66	(a)
Expenses after expense reductions (f)	0.61	(a)
Net investment income	1.40	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$47

Class R5	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)
Total from investment operations	$(0.66)
Less distributions declared to shareholders
From net investment income	$(0.05)
From net realized gain on investments	(0.02)
Total distributions declared to shareholders	$(0.07)
Net asset value, end of period (x)	$9.27
Total return (%) (r)(s)(x)	(6.70	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.65	(a)
Expenses after expense reductions (f)	0.60	(a)
Net investment income	1.41	(a)
Portfolio turnover	25	(n)
Net assets at end of period (000 omitted)	$2,442

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Global Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the

22

Notes to Financial Statements (unaudited) – continued

fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

23

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,551,011	$—	$—	$1,551,011
Japan	—	237,691	—	237,691
United Kingdom	—	176,770	—	176,770
South Korea	—	135,088	—	135,088
Canada	134,423	—	—	134,423
France	—	111,257	—	111,257
Switzerland	—	69,186	—	69,186
Australia	22,503	43,884	—	66,387
Taiwan	64,420	—	—	64,420
Other Countries	130,763	252,230	—	382,993
Mutual Funds	87,285	—	—	87,285
Total Investments	$1,990,405	$1,026,106	$—	$3,016,511

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

24

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the period ended February 29, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$3,221,476
Gross appreciation	106,491
Gross depreciation	(311,456)
Net unrealized appreciation (depreciation)	$(204,965)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after service. The fund’s distributions declared to shareholders as reported in the Statement of Changes in Net Assets are presented by class as follows:

	From net investment income	From net realized gain on investments
	Period ended 2/29/16 (c)	Period ended 2/29/16 (c)
Class A	$284	$125
Class B	86	91
Class C	95	95
Class I	564	217
Class R1	86	91
Class R2	160	91
Class R3	198	91
Class R4	235	91
Class R5	12,298	4,709
Total	$14,006	$5,601

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.50%
Next $1.5 billion of average daily net assets	0.475%
Average daily net assets in excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended February 29, 2016, this management fee reduction amounted to $106, which is included in the reduction of total expenses in

26

Notes to Financial Statements (unaudited) – continued

the Statement of Operations. The management fee incurred for the period ended February 29, 2016 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the period ended February 29, 2016, this reduction amounted to $97,868, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributer, received $353 for the period ended February 29, 2016, as a portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$76
Class B	0.75%	0.25%	1.00%	1.00%	226
Class C	0.75%	0.25%	1.00%	1.00%	263
Class R1	0.75%	0.25%	1.00%	1.00%	226
Class R2	0.25%	0.25%	0.50%	0.50%	114
Class R3	—	0.25%	0.25%	0.25%	57
Total Distribution and Service Fees					$962

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ended February 29, 2016.

27

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended February 29, 2016.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended February 29, 2016, the fee was $152, which equated to 0.0110% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the period ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $688.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended February 29, 2016 was equivalent to an annual effective rate of 0.5779% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the period ended February 29, 2016, the fee paid by the fund under this agreement was $7 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

28

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2015, MFS purchased 5,000 shares each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, and 260,000 shares of Class R5 for an aggregate amount of $3,000,000 as an initial investment in the fund.

At February 29, 2016, MFS held 100% of the outstanding shares of Class B, Class R1, Class R2, Class R3, and Class R4, and approximately 99% of the outstanding shares of Class R5.

(4) Portfolio Securities

For the period ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $3,914,906 and $754,887, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 2/29/16 (c)
	Shares	Amount
Shares sold
Class A	10,230	$101,542
Class B	5,000	50,000
Class C	10,057	97,034
Class I	11,975	120,010
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R5	261,691	2,617,003
	318,953	$3,185,589

Shares issued to shareholders in reinvestment of distributions
Class A	41	$409
Class B	18	176
Class C	19	190
Class I	78	781
Class R1	18	176
Class R2	25	251
Class R3	29	288
Class R4	32	326
Class R5	1,692	17,007
	1,952	$19,604

29

Notes to Financial Statements (unaudited) – continued

	Period ended 2/29/16 (c)
	Shares	Amount
Shares reacquired
Class C	(3)	$(25)
Class I	(1)	(10)
	(4)	$(35)

Net change
Class A	10,271	$101,951
Class B	5,018	50,176
Class C	10,073	97,199
Class I	12,052	120,781
Class R1	5,018	50,176
Class R2	5,025	50,251
Class R3	5,029	50,288
Class R4	5,032	50,326
Class R5	263,383	2,634,010
	320,901	$3,205,158

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

(6) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	339,079	(251,794)	87,285

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$60	$87,285

(7) Subsequent Event

Effective March 24, 2016, the fund participates, along with certain other funds managed by MFS in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter.

30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June and July, 2015, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2015 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

31

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Lipper expense group median. The Trustees also considered MFS’ intention to combine fundamental and quantitative research methodologies for the Fund, noting that this blended approach is likely to present certain portfolio management resource efficiencies relative to the management resources required for a more actively managed fund. As a result, the Trustees considered the Fund’s advisory fee rate in comparison to a peer group created by MFS of funds that incorporate a quantitative approach to investing, although they noted the limited usefulness of this quantitative peer group due to its limited size. The Trustees considered that the Fund’s advisory fee would be approximately at this quantitative peer group’s median and the total expense ratio (excluding 12b-1 fees) would be lower than this quantitative peer group’s median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS

32

Board Approval of Investment Advisory Agreement – continued

Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND

BRX-SEM

MFS® BLENDED RESEARCH®

INTERNATIONAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.8%
Roche Holding AG	1.6%
Bakkafrost P/f	1.5%
UBS AG	1.5%
Magna International, Inc.	1.5%
Vodafone Group PLC	1.5%
Royal Dutch Shell PLC, “B”	1.5%
Svenska Cellulosa Aktiebolaget	1.4%
Nippon Television Holdings, Inc.	1.4%
Transcontinental, Inc., “A”	1.4%

Equity sectors
Financial Services	23.6%
Utilities & Communications	9.7%
Consumer Staples	9.6%
Health Care	9.2%
Technology	8.6%
Autos & Housing	6.5%
Industrial Goods & Services	5.9%
Basic Materials	5.7%
Energy	5.6%
Leisure	5.2%
Retailing	3.5%
Transportation	3.1%
Special Products & Services	1.9%

Issuer country weightings (x)
Japan	16.5%
United Kingdom	14.6%
France	8.5%
Canada	6.5%
Germany	6.1%
Switzerland	5.8%
South Korea	5.7%
China	5.3%
Italy	3.3%
Other Countries	27.7%

Currency exposure weightings (y)
Euro	20.8%
Japanese Yen	16.5%
British Pound Sterling	15.0%
Hong Kong Dollar	7.2%
Swiss Franc	5.8%
South Korean Won	5.7%
United States Dollar	5.5%
Taiwan Dollar	3.0%
Canadian Dollar	2.9%
Other Currencies	17.6%

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 15, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 15, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/15/15-2/29/16
A	Actual	0.86%	$1,000.00	$894.48	$3.74
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
B	Actual	1.61%	$1,000.00	$891.37	$6.99
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
C	Actual	1.61%	$1,000.00	$891.37	$6.99
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
I	Actual	0.61%	$1,000.00	$895.09	$2.65
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07
R1	Actual	1.61%	$1,000.00	$891.37	$6.99
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
R2	Actual	1.11%	$1,000.00	$892.73	$4.82
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57
R3	Actual	0.86%	$1,000.00	$894.41	$3.74
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
R4	Actual	0.61%	$1,000.00	$895.09	$2.65
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07
R5	Actual	0.60%	$1,000.00	$895.11	$2.61
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 168/366 for Actual Expenses (for Hypothetical Expenses, multiplied by 182/366 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, September 15, 2015, through February 29, 2016. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended February 29, 2016.

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.7%
Issuer	Shares/Par	Value ($)
Airlines - 1.0%
Air Canada (a)	3,600	$19,217
International Consolidated Airlines Group S.A.	1,365	10,394

		$29,611
Alcoholic Beverages - 0.3%
AmBev S.A.	1,800	$7,907

Apparel Manufacturers - 1.1%
Li & Fung Ltd.	58,000	$32,736

Automotive - 5.2%
Hyundai Motor Co. Ltd.	273	$32,646
Kia Motors Corp.	1,094	40,931
Magna International, Inc.	1,194	46,387
Nissan Motor Co. Ltd.	3,800	34,346
Toyota Motor Corp.	100	5,205

		$159,515
Biotechnology - 0.8%
Bavarian Nordic A/S (a)	593	$24,245

Broadcasting - 1.4%
ProSiebenSat.1 Media AG	824	$42,273

Business Services - 1.2%
Ashtead Group PLC	2,794	$35,505

Chemicals - 0.9%
Orica Ltd.	1,689	$17,179
Yara International A.S.A.	309	11,955

		$29,134
Computer Software - 1.0%
Dassault Systems S.A.	188	$14,172
Open Text Corp.	311	15,469

		$29,641
Computer Software - Systems - 2.5%
Hitachi Ltd.	8,000	$33,652
Hon Hai Precision Industry Co. Ltd., GDR	7,606	35,862

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
NICE Systems Ltd., ADR	147	$8,808

		$78,322
Conglomerates - 0.7%
First Pacific Co. Ltd.	32,000	$22,236

Construction - 1.3%
Bellway PLC	981	$34,990
Berkeley Group Holdings	142	6,377

		$41,367
Consumer Products - 2.4%
Reckitt Benckiser Group PLC	321	$29,214
Svenska Cellulosa Aktiebolaget	1,460	43,361

		$72,575
Containers - 0.4%
Smurfit Kappa Group PLC	509	$11,768

Electrical Equipment - 3.8%
Legrand S.A.	843	$41,962
Mitsubishi Electric Corp.	2,000	20,153
Schneider Electric S.A.	294	17,388
Siemens AG	415	38,538

		$118,041
Electronics - 3.0%
Samsung Electronics Co. Ltd.	39	$37,074
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,405	56,638

		$93,712
Energy - Independent - 0.8%
INPEX Corp.	1,500	$10,792
Reliance Industries Ltd., GDR (n)	509	14,356

		$25,148
Energy - Integrated - 4.5%
BP PLC	5,433	$26,340
China Petroleum & Chemical Corp.	40,000	22,796
Eni S.p.A.	2,306	32,255
LUKOIL PJSC, ADR	369	13,096
Royal Dutch Shell PLC, “B”	1,986	45,136

		$139,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 1.3%
Hochtief AG	227	$24,671
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,355	15,726

		$40,397
Food & Beverages - 5.3%
AVI Ltd.	4,772	$23,030
Bakkafrost P/f	1,309	46,930
BRF S.A.	3,100	39,681
Danone S.A.	488	33,853
Nestle S.A.	164	11,487
Nippon Suisan Kaisha Ltd.	2,100	9,693

		$164,674
Food & Drug Stores - 1.9%
Alimentation Couche-Tard, Inc., “B”	614	$27,782
Seven & I Holdings Co. Ltd.	500	19,828
Wesfarmers Ltd.	367	10,208

		$57,818
Gaming & Lodging - 0.6%
Carnival PLC	357	$17,644

Insurance - 5.8%
AMP Ltd.	2,317	$8,798
AXA	654	14,371
Beazley Group PLC	1,795	8,931
Dai-ichi Life Insurance Co. Ltd.	3,000	36,116
Samsung Fire & Marine Insurance Co. Ltd.	41	10,045
Sony Financial Holdings, Inc.	1,100	15,269
Suncorp-Metway Ltd.	3,395	27,140
Swiss Re Ltd.	227	20,091
Zurich Insurance Group AG	180	38,026

		$178,787
Internet - 2.0%
Alibaba Group Holding Ltd., ADR (a)	510	$35,093
Mixi, Inc.	600	20,010
NetEase.com, Inc., ADR	56	7,538

		$62,641
Machinery & Tools - 0.8%
Glory Ltd.	700	$23,501

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 7.8%
Banco do Brasil S.A.	3,100	$10,453
Bank of China Ltd.	49,000	18,382
Barclays PLC	4,759	11,245
BNP Paribas	917	42,349
BOC Hong Kong Holdings Ltd.	15,000	38,900
HSBC Holdings PLC	1,416	8,992
Industrial & Commercial Bank of China, “H”	71,000	35,150
Mitsubishi UFJ Financial Group, Inc.	8,700	37,287
Sumitomo Mitsui Financial Group, Inc.	1,400	39,033

		$241,791
Medical & Health Technology & Services - 1.3%
Alfresa Holdings Corp.	600	$10,819
Medipal Holdings Corp.	500	7,648
Suzuken Co. Ltd.	400	12,982
Toho Holdings Co. Ltd.	400	8,265

		$39,714
Medical Equipment - 0.2%
Nipro Corp.	600	$5,603

Metals & Mining - 2.3%
BHP Billiton PLC	3,583	$35,853
Rio Tinto Ltd.	796	20,864
Ternium S.A., ADR	939	14,047

		$70,764
Natural Gas - Distribution - 1.0%
Engie	2,046	$31,708

Other Banks & Diversified Financials - 6.4%
Agricultural Bank of China Ltd., “H”	20,000	$6,572
China Construction Bank	47,000	27,573
DBS Group Holdings Ltd.	3,800	36,703
Intesa Sanpaolo S.p.A.	15,369	38,561
OTP Bank PLC	243	5,052
Sberbank of Russia, ADR	3,161	19,174
UBS AG	3,071	46,794
Westpac Banking Corp.	777	15,944

		$196,373
Pharmaceuticals - 7.0%
Bayer AG	360	$37,765
Merck KGaA	376	31,978

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Novartis AG	201	$14,345
Roche Holding AG	187	47,898
Sanofi	454	35,924
Teva Pharmaceutical Industries Ltd., ADR	561	31,192
Valeant Pharmaceuticals International, Inc. (a)	234	15,397

		$214,499
Printing & Publishing - 1.7%
Toppan Printing Co. Ltd.	1,000	$8,425
Transcontinental, Inc., “A”	2,999	42,558

		$50,983
Railroad & Shipping - 1.6%
A.P. Moeller-Maersk A/S	13	$16,997
Canadian National Railway Co.	559	32,366

		$49,363
Real Estate - 2.8%
Evergrande Real Estate Group Ltd.	14,000	$9,126
Link REIT	1,500	8,456
Nomura Real Estate Holdings	1,500	26,743
TAG Immobilien AG	1,041	12,275
Unibail-Rodamco, REIT	119	29,511

		$86,111
Restaurants - 1.6%
Domino’s Pizza UK & IRL PLC	1,853	$26,871
Greggs PLC	1,617	23,198

		$50,069
Specialty Chemicals - 2.0%
Akzo Nobel N.V.	482	$28,333
JSR Corp.	1,300	18,153
LG Chem Ltd.	66	15,975

		$62,461
Specialty Stores - 0.6%
NEXT PLC	186	$17,485

Telecommunications - Wireless - 1.5%
Vodafone Group PLC	14,969	$45,513

Telephone Services - 2.7%
BT Group PLC	6,251	$41,980
Nippon Television Holdings, Inc.	1,000	42,795

		$84,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.6%
Imperial Tobacco Group PLC	289	$14,938
Japan Tobacco, Inc.	900	35,678

		$50,616
Trucking - 0.6%
Emergent Capital, Inc.	1,267	$9,512
Yamato Holdings Co. Ltd.	400	8,083

		$17,595
Utilities - Electric Power - 3.0%
Chubu Electric Power Co., Inc.	1,300	$17,091
Endesa S.A.	599	10,781
Energias de Portugal S.A.	8,296	25,659
Korea Electric Power Corp.	849	40,364

		$93,895
Total Common Stocks (Identified Cost, $3,272,934)		$2,948,139

Preferred Stocks - 1.5%
Other Banks & Diversified Financials - 0.5%
Itau Unibanco Holding S.A.	2,400	$15,181

Telephone Services - 1.0%
Telecom Italia S.p.A.	41,881	$32,009
Total Preferred Stocks (Identified Cost, $59,737)		$47,190

	First Exercise
Warrants - 0.9%
Energy - Independent - 0.2%
Merrill Lynch International & Co. (Hindustan Petroleum Corp. Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	11/21/14	774	$7,741

Other Banks & Diversified Financials - 0.3%
Merrill Lynch International & Co. (Rural Electrification Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	12/31/13	3,499	$7,982

Telecommunications - Wireless - 0.4%
Merrill Lynch International & Co. (Bharti Airtel Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)	6/07/13	2,445	$11,369
Total Warrants (Identified Cost, $32,791)			$27,092

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.6%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	110,979	$110,979
Total Investments (Identified Cost, $3,476,441)		$3,133,400

Other Assets, Less Liabilities - (1.7)%		(51,818)
Net Assets - 100.0%		$3,081,582

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,079, representing 1.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,365,462)	$3,022,421
Underlying affiliated funds, at cost and value	110,979
Total investments, at value (identified cost, $3,476,441)	$3,133,400
Cash	127
Foreign currency, at value (identified cost, $881)	878
Receivables for
Fund shares sold	856
Dividends	7,663
Receivable from investment adviser	18,635
Other assets	125
Total assets	$3,161,684
Liabilities
Payable for investments purchased	$1,102
Payable to affiliates
Shareholder servicing costs	638
Distribution and service fees	25
Payable for independent Trustees’ compensation	21
Accrued expenses and other liabilities	78,316
Total liabilities	$80,102
Net assets	$3,081,582
Net assets consist of
Paid-in capital	$3,434,159
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(343,106)
Accumulated distributions in excess of net realized gain on investments and foreign currency	(5,161)
Accumulated distributions in excess of net investment income	(4,310)
Net assets	$3,081,582
Shares of beneficial interest outstanding	348,655

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$80,363	9,095	$8.84
Class B	44,548	5,047	8.83
Class C	44,548	5,047	8.83
Class I	228,602	25,872	8.84
Class R1	44,548	5,047	8.83
Class R2	44,650	5,055	8.83
Class R3	222,297	25,160	8.84
Class R4	44,753	5,063	8.84
Class R5	2,327,273	263,269	8.84

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.38 [100 / 94.25 x $8.84]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Period ended 2/29/16 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$27,477
Dividends from underlying affiliated funds	69
Foreign taxes withheld	(2,565)
Total investment income	$24,981
Expenses
Management fee	$6,903
Distribution and service fees	954
Shareholder servicing costs	840
Administrative services fee	8,032
Independent Trustees’ compensation	185
Custodian fee	10,556
Shareholder communications	5,048
Audit and tax fees	18,894
Legal fees	424
Registration fees	50,188
Miscellaneous	6,671
Total expenses	$108,695
Fees paid indirectly	(11)
Reduction of expenses by investment adviser	(99,444)
Net expenses	$9,240
Net investment income	$15,741
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$6,891
Foreign currency	3,958
Net realized gain (loss) on investments and foreign currency	$10,849
Change in unrealized appreciation (depreciation)
Investments	$(343,041)
Translation of assets and liabilities in foreign currencies	(65)
Net unrealized gain (loss) on investments and foreign currency translation	$(343,106)
Net realized and unrealized gain (loss) on investments and foreign currency	$(332,257)
Change in net assets from operations	$(316,516)

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 2/29/16 (c) (unaudited)
From operations
Net investment income	$15,741
Net realized gain (loss) on investments and foreign currency	10,849
Net unrealized gain (loss) on investments and foreign currency translation	(343,106)
Change in net assets from operations	$(316,516)
Distributions declared to shareholders
From net investment income	$(20,051)
From net realized gain on investments	(16,010)
Total distributions declared to shareholders	$(36,061)
Change in net assets from fund share transactions	$3,434,159
Total change in net assets	$3,081,582
Net assets
At beginning of period	—
At end of period (including accumulated distributions in excess of net investment income of $4,310)	$3,081,582

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)
Total from investment operations	$(1.05)
Less distributions declared to shareholders
From net investment income	$(0.06)
From net realized gain on investments	(0.05)
Total distributions	$(0.11)
Net asset value, end of period (x)	$8.84
Total return (%) (r)(s)(t)(x)	(10.55	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.07	(a)
Expenses after expense reductions (f)	0.86	(a)
Net investment income	1.00	(a)
Portfolio turnover	35	(n)
Net assets at end of period (000 omitted)	$80

See Notes to Financial Statements

Financial Highlights – continued

Class B	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)
Total from investment operations	$(1.08)
Less distributions declared to shareholders
From net investment income	$(0.04)
From net realized gain on investments	(0.05)
Total distributions	$(0.09)
Net asset value, end of period (x)	$8.83
Total return (%) (r)(s)(t)(x)	(10.86	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.82	(a)
Expenses after expense reductions (f)	1.61	(a)
Net investment income	0.18	(a)
Portfolio turnover	35	(n)
Net assets at end of period (000 omitted)	$45

Class C	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)
Total from investment operations	$(1.08)
Less distributions declared to shareholders
From net investment income	$(0.04)
From net realized gain on investments	(0.05)
Total distributions	$(0.09)
Net asset value, end of period (x)	$8.83
Total return (%) (r)(s)(t)(x)	(10.86	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.82	(a)
Expenses after expense reductions (f)	1.61	(a)
Net investment income	0.18	(a)
Portfolio turnover	35	(n)
Net assets at end of period (000 omitted)	$45

See Notes to Financial Statements

Financial Highlights – continued

Class I	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.11)
Total from investment operations	$(1.04)
Less distributions declared to shareholders
From net investment income	$(0.07)
From net realized gain on investments	(0.05)
Total distributions	$(0.12)
Net asset value, end of period (x)	$8.84
Total return (%) (r)(s)(x)	(10.49	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.75	(a)
Expenses after expense reductions (f)	0.61	(a)
Net investment income	1.60	(a)
Portfolio turnover	35	(n)
Net assets at end of period (000 omitted)	$229

Class R1	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)
Total from investment operations	$(1.08)
Less distributions declared to shareholders
From net investment income	$(0.04)
From net realized gain on investments	(0.05)
Total distributions	$(0.09)
Net asset value, end of period (x)	$8.83
Total return (%) (r)(s)(x)	(10.86	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.82	(a)
Expenses after expense reductions (f)	1.61	(a)
Net investment income	0.18	(a)
Portfolio turnover	35	(n)
Net assets at end of period (000 omitted)	$45

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.10)
Total from investment operations	$(1.07)
Less distributions declared to shareholders
From net investment income	$(0.05)
From net realized gain on investments	(0.05)
Total distributions	$(0.10)
Net asset value, end of period (x)	$8.83
Total return (%) (r)(s)(x)	(10.73	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.32	(a)
Expenses after expense reductions (f)	1.11	(a)
Net investment income	0.67	(a)
Portfolio turnover	35	(n)
Net assets at end of period (000 omitted)	$45

Class R3	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.10)
Total from investment operations	$(1.05)
Less distributions declared to shareholders
From net investment income	$(0.06)
From net realized gain on investments	(0.05)
Total distributions	$(0.11)
Net asset value, end of period (x)	$8.84
Total return (%) (r)(s)(x)	(10.56	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.06	(a)
Expenses after expense reductions (f)	0.86	(a)
Net investment income	1.20	(a)
Portfolio turnover	35	(n)
Net assets at end of period (000 omitted)	$222

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)
Total from investment operations	$(1.04)
Less distributions declared to shareholders
From net investment income	$(0.07)
From net realized gain on investments	(0.05)
Total distributions	$(0.12)
Net asset value, end of period (x)	$8.84
Total return (%) (r)(s)(x)	(10.49	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.82	(a)
Expenses after expense reductions (f)	0.61	(a)
Net investment income	1.17	(a)
Portfolio turnover	35	(n)
Net assets at end of period (000 omitted)	$45

Class R5	Period ended 2/29/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)
Total from investment operations	$(1.04)
Less distributions declared to shareholders
From net investment income	$(0.07)
From net realized gain on investments	(0.05)
Total distributions	$(0.12)
Net asset value, end of period (x)	$8.84
Total return (%) (r)(s)(x)	(10.49	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.81	(a)
Expenses after expense reductions (f)	0.60	(a)
Net investment income	1.19	(a)
Portfolio turnover	35	(n)
Net assets at end of period (000 omitted)	$2,327

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$507,171	$—	$507,171
United Kingdom	—	451,078	—	451,078
France	—	261,239	—	261,239
Canada	199,170	—	—	199,170
Germany	37,765	149,736	—	187,501
Switzerland	—	178,641	—	178,641
South Korea	10,045	166,990	—	177,035
China	42,631	119,598	—	162,229
Italy	—	102,826	—	102,826
Other Countries	465,506	330,025	—	795,531
Mutual Funds	110,979	—	—	110,979
Total Investments	$866,096	$2,267,304	$—	$3,133,400

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow

Notes to Financial Statements (unaudited) – continued

the fund to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the period ended February 29, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$3,476,441
Gross appreciation	70,225
Gross depreciation	(413,266)
Net unrealized appreciation (depreciation)	$(343,041)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statement of Changes in Net Assets are presented by class as follows:

	From net investment income	From net realized gain on investments
	Period ended 2/29/16 (c)	Period ended 2/29/16 (c)
Class A	$353	$305
Class B	194	266
Class C	194	266
Class I	342	266
Class R1	194	266
Class R2	268	266
Class R3	305	266
Class R4	342	266
Class R5	17,859	13,843
Total	$20,051	$16,010

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.50%
Next $1.5 billion of average daily net assets	0.475%
Average daily net assets in excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended February 29, 2016, this management fee reduction amounted to $105, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended February 29, 2016 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the period

Notes to Financial Statements (unaudited) – continued

ended February 29, 2016, this reduction amounted to $99,339, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4 for the period ended February 29, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$61
Class B	0.75%	0.25%	1.00%	1.00%	223
Class C	0.75%	0.25%	1.00%	1.00%	223
Class R1	0.75%	0.25%	1.00%	1.00%	223
Class R2	0.25%	0.25%	0.50%	0.50%	112
Class R3	—	0.25%	0.25%	0.25%	112
Total Distribution and Service Fees					$954

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ended February 29, 2016.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended February 29, 2016.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended February 29, 2016, the fee was $152, which equated to 0.0110% annually of the fund’s average daily net assets. MFSC also receives payment from the

Notes to Financial Statements (unaudited) – continued

fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the period ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $688.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended February 29, 2016 was equivalent to an annual effective rate of 0.5823% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the period ended February 29, 2016, the fee paid by the fund under this agreement was $7 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2015, MFS purchased 5,000 shares each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, and 260,000 shares of Class R5 for an aggregate amount of $3,000,000 as an initial investment in the fund.

At February 29, 2016, MFS held approximately 56% of the outstanding shares of Class A and 100% of the outstanding shares of Class B, Class C, Class R1, Class R2, Class R4, and Class R5.

(4) Portfolio Securities

For the period ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $4,412,937 and $1,054,949, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 2/29/16 (c)
	Shares	Amount
Shares sold
Class A	9,028	$86,162
Class B	5,000	50,000
Class C	5,000	50,000
Class I	25,810	230,738
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	25,101	231,221
Class R4	5,000	50,000
Class R5	260,000	2,600,000
	344,939	$3,398,121

Shares issued to shareholders in reinvestment of distributions
Class A	68	$658
Class B	47	460
Class C	47	460
Class I	63	608
Class R1	47	460
Class R2	55	534
Class R3	59	571
Class R4	63	608
Class R5	3,269	31,702
	3,718	$36,061

Shares reacquired
Class A	(1)	$(13)
Class I	(1)	(10)
	(2)	$(23)

Net change
Class A	9,095	$86,807
Class B	5,047	50,460
Class C	5,047	50,460
Class I	25,872	231,336
Class R1	5,047	50,460
Class R2	5,055	50,534
Class R3	25,160	231,792
Class R4	5,063	50,608
Class R5	263,269	2,631,702
	348,655	$3,434,159

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

Notes to Financial Statements (unaudited) – continued

(6) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	733,944	(622,965)	110,979

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$69	$110,979

(7) Subsequent Event

Effective March 24, 2016, the fund participates, along with certain other funds managed by MFS in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June and July, 2015, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2015 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Lipper expense group median. The Trustees also considered MFS’ intention to combine fundamental and quantitative research methodologies for the Fund, noting that this blended approach is likely to present certain portfolio management resource efficiencies relative to the management resources required for a more actively managed fund. As a result, the Trustees considered the Fund’s advisory fee rate in comparison to a peer group created by MFS of funds that incorporate a quantitative approach to investing. The Trustees considered that the Fund’s advisory fee and total expense ratio (excluding 12b-1 fees) would each be approximately at this quantitative peer group’s median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

Board Approval of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® GLOBAL NEW DISCOVERY FUND

GND-SEM

MFS® GLOBAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bakkafrost P/f	1.6%
Bright Horizons Family Solutions, Inc.	1.4%
Koito Manufacturing Co. Ltd.	1.4%
Fuji Seal International, Inc.	1.4%
NASDAQ, Inc.	1.4%
Bunzl PLC	1.4%
Steris PLC	1.2%
OBIC Business Consultants Co. Ltd.	1.1%
Dignity PLC	1.1%
Healthcare Services Group, Inc.	1.0%

Equity sectors
Special Products & Services	18.3%
Health Care	13.5%
Technology	11.7%
Consumer Staples	8.4%
Retailing	8.2%
Leisure	8.0%
Basic Materials	8.0%
Financial Services	6.4%
Autos & Housing	6.2%
Industrial Goods & Services	6.0%
Transportation	1.8%
Utilities & Communications	1.5%
Energy	0.4%

Issuer country weightings (x)
United States	42.8%
United Kingdom	17.4%
Japan	14.9%
Germany	3.1%
Norway	2.8%
France	2.4%
Ireland	2.0%
Israel	1.6%
Sweden	1.6%
Other Countries	11.4%

Currency exposure weightings (y)
United States Dollar	44.2%
British Pound Sterling	18.2%
Japanese Yen	14.9%
Euro	10.5%
Norwegian Krone	2.8%
Israeli Shekel	1.6%
Swedish Krona	1.6%
Canadian Dollar	1.4%
Turkish Lira	1.0%
Other Currencies	3.8%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	1.50%	$1,000.00	$924.71	$7.18
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
B	Actual	2.25%	$1,000.00	$921.64	$10.75
	Hypothetical (h)	2.25%	$1,000.00	$1,013.67	$11.26
C	Actual	2.24%	$1,000.00	$920.94	$10.70
	Hypothetical (h)	2.24%	$1,000.00	$1,013.72	$11.22
I	Actual	1.25%	$1,000.00	$925.47	$5.98
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
R1	Actual	2.25%	$1,000.00	$920.94	$10.75
	Hypothetical (h)	2.25%	$1,000.00	$1,013.67	$11.26
R2	Actual	1.75%	$1,000.00	$923.18	$8.37
	Hypothetical (h)	1.75%	$1,000.00	$1,016.16	$8.77
R3	Actual	1.50%	$1,000.00	$924.58	$7.18
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
R4	Actual	1.25%	$1,000.00	$924.94	$5.98
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
R5	Actual	1.13%	$1,000.00	$926.27	$5.41
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)
Aerospace - 1.0%
MTU Aero Engines Holding AG	1,263	$115,299
Saab AB	3,833	122,273

		$237,572
Airlines - 0.5%
Stagecoach Group PLC	32,452	$121,561

Apparel Manufacturers - 0.5%
Arezzo Industria e Comercio S.A.	7,900	$35,039
Burberry Group PLC	4,327	79,252

		$114,291
Automotive - 3.8%
Koito Manufacturing Co. Ltd.	7,600	$333,397
LKQ Corp. (a)	7,596	209,650
Stanley Electric Co. Ltd.	9,900	218,841
Thai Stanley Electric PLC	10,500	49,214
USS Co. Ltd.	4,900	76,913

		$888,015
Broadcasting - 2.6%
Live Nation, Inc. (a)	9,366	$205,958
Nielsen Holdings PLC	3,163	159,225
Nippon BS Broadcasting Corp.	15,100	133,664
Proto Corp.	6,500	80,517
STV Group PLC	5,925	36,138

		$615,502
Brokerage & Asset Managers - 1.9%
Aberdeen Asset Management PLC	14,419	$47,743
NASDAQ, Inc.	5,149	325,880
Rathbone Brothers PLC	2,329	72,520

		$446,143
Business Services - 14.2%
Amadeus IT Holding S.A.	4,646	$186,593
Amsterdam Commodities N.V.	3,220	78,780
Asiakastieto Group Oyj (a)	7,649	123,593
Babcock International Group PLC	7,205	91,306
Brenntag AG	939	45,402

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Bright Horizons Family Solutions, Inc. (a)	5,324	$337,382
Bunzl PLC	12,151	324,732
Cerved Information Solutions S.p.A.	19,114	150,347
CoStar Group, Inc. (a)	622	110,131
Diploma PLC	6,054	59,964
Elior Participations SCA	8,512	172,763
Exova Group PLC	27,636	48,617
Fiserv, Inc. (a)	1,295	123,841
FleetCor Technologies, Inc. (a)	1,489	190,130
Gartner, Inc. (a)	2,919	240,526
Global Payments, Inc.	3,956	241,118
Intertek Group PLC	1,887	76,234
MITIE Group PLC	26,747	104,052
Sodexo	568	57,376
Travelport Worldwide Ltd.	13,154	170,739
Univar, Inc. (a)	6,506	102,339
WNS (Holdings) Ltd., ADR (a)	4,266	121,581
Zoopla Property Group PLC	44,662	142,975

		$3,300,521
Computer Software - 3.2%
Axway Software S.A.	2,460	$52,204
Cadence Design Systems, Inc. (a)	5,600	120,680
Linedata Services (a)	1,965	77,215
OBIC Business Consultants Co. Ltd.	5,700	253,444
OBIC Co. Ltd.	4,700	232,656

		$736,199
Computer Software - Systems - 6.4%
Brother Industries, Ltd.	11,000	$119,720
Cvent, Inc. (a)	5,350	104,486
EMIS Group PLC	9,977	149,419
Fleetmatics Group PLC (a)	2,960	106,886
IMS Health Holdings, Inc. (a)	7,953	205,028
Linx S.A.	3,600	41,688
NCC Group PLC	17,456	71,292
NICE Systems Ltd., ADR	3,893	233,269
Sabre Corp.	8,388	227,734
SS&C Technologies Holdings, Inc.	4,129	240,679

		$1,500,201
Conglomerates - 1.0%
DCC PLC	2,868	$224,259

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 1.7%
Bovis Homes Group PLC	11,374	$150,434
Interface, Inc.	8,139	129,410
Volution Group PLC	48,438	117,245

		$397,089
Consumer Products - 0.6%
Kobayashi Pharmaceutical Co. Ltd.	1,100	$93,783
Mitsubishi Pencil Co. Ltd.	1,100	41,080

		$134,863
Consumer Services - 3.2%
Asante, Inc.	13,200	$179,097
Dignity PLC	7,208	250,802
Nord Anglia Education, Inc. (a)	9,067	175,809
Servicemaster Global Holdings, Inc. (a)	3,761	142,655

		$748,363
Containers - 3.5%
Berry Plastics Group, Inc. (a)	6,182	$192,446
British Polythene Industries	16,155	154,674
Fuji Seal International, Inc.	10,400	329,882
Mayr-Melnhof Karton AG	1,202	131,871

		$808,873
Electrical Equipment - 1.4%
AMETEK, Inc.	4,244	$196,964
IMI PLC	4,962	58,161
Spectris PLC	2,544	63,355

		$318,480
Electronics - 0.9%
Analog Devices, Inc.	2,087	$110,590
Iriso Electronics Co. Ltd.	2,550	101,921

		$212,511
Engineering - Construction - 1.4%
Multiconsult ASA (a)	4,818	$52,318
Promotora y Operadora de Infraestructura S.A.B. de C.V.	5,141	59,667
Stantec, Inc.	4,266	88,977
Team, Inc. (a)	4,910	125,843

		$326,805
Food & Beverages - 7.6%
Bakkafrost P/f	10,507	$376,695
Cranswick PLC	6,886	186,111

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Freshpet, Inc. (a)	11,324	$75,305
Fyffes PLC	84,460	114,942
Greencore Group PLC	14,814	78,090
Grupo Lala S.A.B. de C.V.	48,706	114,095
Leroy Seafood Group A.S.A.	3,471	145,825
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,900	61,614
Performance Food Group Co. (a)	6,128	151,545
S Foods, Inc.	5,900	115,608
Scandi Standard AB	28,612	189,181
Total Produce PLC	102,191	157,859

		$1,766,870
Food & Drug Stores - 1.2%
Booker Group PLC	46,891	$108,111
Clicks Group Ltd.	9,131	53,228
Welcia Holdings Co. Ltd.	2,500	123,153

		$284,492
Furniture & Appliances - 0.7%
SEB S.A.	1,660	$154,090

Gaming & Lodging - 1.4%
Norwegian Cruise Line Holdings Ltd. (a)	2,465	$121,105
Paddy Power PLC	1,336	200,827

		$321,932
General Merchandise - 4.0%
B&M European Value Retail S.A.	33,352	$132,046
Dollar Tree, Inc. (a)	1,600	128,400
Dollarama, Inc.	4,076	237,270
Five Below, Inc. (a)	6,269	240,416
Mr Price Group Ltd.	4,926	50,843
Seria Co. Ltd.	2,500	135,914

		$924,889
Insurance - 1.0%
Jardine Lloyd Thompson Group PLC	8,481	$94,021
Sony Financial Holdings, Inc.	9,400	130,481

		$224,502
Internet - 1.2%
51job, Inc., ADR (a)	1,838	$51,096
Rightmove PLC	4,152	226,064

		$277,160

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - 0.3%
Thule Group AB	5,733	$70,730

Machinery & Tools - 2.2%
Allison Transmission Holdings, Inc.	6,861	$162,468
Burckhardt Compression Holding AG	192	60,034
Daikin Industries Ltd.	1,700	113,478
Spirax Sarco Engineering PLC	2,088	90,756
WABCO Holdings, Inc. (a)	1,034	97,506

		$524,242
Medical & Health Technology & Services - 4.6%
Adeptus Health, Inc., “A” (a)	1,715	$97,618
Brookdale Senior Living, Inc. (a)	7,192	103,349
Capital Senior Living Corp. (a)	10,009	170,954
Healthcare Services Group, Inc.	6,891	244,493
Miraca Holdings, Inc.	2,700	115,873
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	293,673	237,700
VCA, Inc. (a)	2,239	114,256

		$1,084,243
Medical Equipment - 8.3%
DexCom, Inc. (a)	1,834	$119,320
Fukuda Denshi Co. Ltd.	4,400	241,396
Gerresheimer AG	2,217	158,612
Hologic, Inc. (a)	4,056	140,459
Masimo Corp. (a)	5,883	222,613
Nakanishi, Inc.	2,200	76,214
NxStage Medical, Inc. (a)	7,343	109,411
PerkinElmer, Inc.	5,046	238,474
Sonova Holding AG	447	53,538
Steris PLC	4,322	277,991
Techno Medica Co. Ltd.	8,000	150,557
VWR Corp. (a)	6,376	155,574

		$1,944,159
Oil Services - 0.4%
Aker Solutions ASA	15,363	$45,444
Forum Energy Technologies, Inc. (a)	4,297	50,533

		$95,977
Other Banks & Diversified Financials - 2.0%
Fifth Third Bancorp	5,868	$89,546
First Republic Bank	2,531	155,758
PrivateBancorp, Inc.	3,790	130,224
Texas Capital Bancshares, Inc. (a)	2,790	90,201

		$465,729

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 0.5%
KYORIN Holdings, Inc.	4,000	$75,734
Virbac	268	49,094

		$124,828
Railroad & Shipping - 0.4%
Diana Shipping, Inc. (a)	26,864	$67,966
StealthGas, Inc. (a)	9,796	30,466

		$98,432
Real Estate - 1.5%
LEG Immobilien AG	1,542	$125,985
Medical Properties Trust, Inc., REIT	8,351	96,621
Store Capital Corp., REIT	5,743	138,693

		$361,299
Restaurants - 3.7%
Aramark	5,564	$174,821
Arcos Dorados Holdings, Inc. (a)	26,067	68,556
Domino’s Pizza UK & IRL PLC	11,676	169,319
Dunkin Brands Group, Inc.	4,652	216,690
El Pollo Loco Holdings, Inc. (a)	8,098	104,545
Heian Ceremony Service Co.	16	91
Zoe’s Kitchen, Inc. (a)	3,829	133,747

		$867,769
Specialty Chemicals - 4.2%
Albemarle Corp.	3,131	$176,025
Axalta Coating Systems Ltd. (a)	8,441	219,128
Croda International PLC	5,538	227,915
Ferroglobe PLC	9,149	71,911
IMCD Group NV	1,916	69,830
Symrise AG	3,401	218,187

		$982,996
Specialty Stores - 2.5%
Citi Trends, Inc.	6,541	$120,943
Howden Joinery Group PLC	11,750	80,153
Just Eat PLC (a)	13,869	73,768
NEXT PLC	1,435	134,901
Urban Outfitters, Inc. (a)	5,628	149,086
XXL ASA	2,440	27,575

		$586,426

11

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 0.6%
Cellnex Telecom S.A.U.		8,369	$134,097

Telephone Services - 1.0%
Bezeq - The Israel Telecommunication Corp. Ltd.		67,495	$151,244
TDC A.S.		17,021	72,079

			$223,323
Trucking - 0.8%
Swift Transportation Co. (a)		11,136	$189,757
Total Common Stocks (Identified Cost, $21,294,196)			$22,839,190

Preferred Stocks - 0.3%
Specialty Chemicals - 0.3%
Fuchs Petrolub SE (Identified Cost, $39,708)		1,548	$63,366

	First Exercise
Warrants - 0.2%
Consumer Products - 0.2%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n) (Identified Cost, $29,819)	5/27/11	15,010	$51,774

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)		420,378	$420,378
Total Investments (Identified Cost, $21,784,101)			$23,374,708

Other Assets, Less Liabilities - (0.2)%			(49,496)
Net Assets - 100.0%			$23,325,212

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $51,774, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $21,363,723)	$22,954,330
Underlying affiliated funds, at cost and value	420,378
Total investments, at value (identified cost, $21,784,101)	$23,374,708
Foreign currency, at value (identified cost, $30)	29
Receivables for
Investments sold	83,731
Fund shares sold	12,210
Dividends	24,559
Receivable from investment adviser	17,426
Other assets	275
Total assets	$23,512,938
Liabilities
Payables for
Investments purchased	$170,824
Fund shares reacquired	35
Payable to affiliates
Shareholder servicing costs	5,970
Distribution and service fees	938
Payable for independent Trustees’ compensation	16
Accrued expenses and other liabilities	9,943
Total liabilities	$187,726
Net assets	$23,325,212
Net assets consist of
Paid-in capital	$22,540,085
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,589,441
Accumulated net realized gain (loss) on investments and foreign currency	(712,505)
Accumulated distributions in excess of net investment income	(91,809)
Net assets	$23,325,212
Shares of beneficial interest outstanding	1,710,570

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$13,231,906	964,498	$13.72
Class B	900,477	67,777	13.29
Class C	4,544,796	342,127	13.28
Class I	2,136,211	154,195	13.85
Class R1	174,901	13,167	13.28
Class R2	73,017	5,379	13.57
Class R3	62,122	4,524	13.73
Class R4	46,256	3,337	13.86
Class R5	2,155,526	155,566	13.86

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.56 [100 / 94.25 x $13.72]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$105,529
Dividends from underlying affiliated funds	885
Foreign taxes withheld	(5,115)
Total investment income	$101,299
Expenses
Management fee	$116,076
Distribution and service fees	45,452
Shareholder servicing costs	16,532
Administrative services fee	8,701
Independent Trustees’ compensation	642
Custodian fee	18,420
Shareholder communications	7,135
Audit and tax fees	27,016
Legal fees	101
Registration fees	53,204
Miscellaneous	7,573
Total expenses	$300,852
Reduction of expenses by investment adviser and distributor	(108,176)
Net expenses	$192,676
Net investment loss	$(91,377)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$20,235
Foreign currency	(905)
Net realized gain (loss) on investments and foreign currency	$19,330
Change in unrealized appreciation (depreciation)
Investments	$(1,873,185)
Translation of assets and liabilities in foreign currencies	(180)
Net unrealized gain (loss) on investments and foreign currency translation	$(1,873,365)
Net realized and unrealized gain (loss) on investments and foreign currency	$(1,854,035)
Change in net assets from operations	$(1,945,412)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment loss	$(91,377)	$(71,347)
Net realized gain (loss) on investments and foreign currency	19,330	(519,671)
Net unrealized gain (loss) on investments and foreign currency translation	(1,873,365)	316,518
Change in net assets from operations	$(1,945,412)	$(274,500)
Distributions declared to shareholders
From net investment income	$(27,008)	$—
From net realized gain on investments	—	(1,069,366)
Total distributions declared to shareholders	$(27,008)	$(1,069,366)
Change in net assets from fund share transactions	$104,111	$(724,038)
Total change in net assets	$(1,868,309)	$(2,067,904)
Net assets
At beginning of period	25,193,521	27,261,425
At end of period (including accumulated distributions in excess of net investment income of $91,809 and undistributed net investment income of $26,576, respectively)	$23,325,212	$25,193,521

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16 (unaudited)		Years ended 8/31			Period ended 8/31/12 (c)
Class A			2015	2014	2013

Net asset value, beginning of period	$14.85		$15.58	$14.64	$12.01	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.02)	$(0.05)	$(0.03)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.07)		(0.06)	1.48	2.85	2.01
Total from investment operations	$(1.12)		$(0.08)	$1.43	$2.82	$2.01
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$—	$—	$—
From net realized gain on investments	—		(0.65)	(0.49)	(0.19)	—
Total distributions declared to shareholders	$(0.01)		$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$13.72		$14.85	$15.58	$14.64	$12.01
Total return (%) (r)(s)(t)(x)	(7.53	)(n)	(0.30)	9.84	23.75	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.41	(a)	2.34	2.27	3.08	4.66	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.49	1.50	(a)
Net investment income (loss)	(0.65	)(a)(l)	(0.17)	(0.33)	(0.19)	0.03	(a)
Portfolio turnover	20	(n)	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$13,232		$14,144	$16,309	$13,661	$1,274

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31			Period ended 8/31/12 (c)
Class B			2015	2014	2013

Net asset value, beginning of period	$14.42		$15.26	$14.46	$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.13)	$(0.16)	$(0.14)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.03)		(0.06)	1.45	2.84	2.01
Total from investment operations	$(1.13)		$(0.19)	$1.29	$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$13.29		$14.42	$15.26	$14.46	$11.95
Total return (%) (r)(s)(t)(x)	(7.84	)(n)	(1.05)	8.98	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.16	(a)	3.08	3.02	4.11	5.34	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.25	2.25	(a)
Net investment loss	(1.42	)(a)(l)	(0.90)	(1.06)	(1.00)	(0.78	)(a)
Portfolio turnover	20	(n)	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$900		$769	$522	$447	$203

	Six months ended 2/29/16 (unaudited)		Years ended 8/31			Period ended 8/31/12 (c)
Class C			2015	2014	2013

Net asset value, beginning of period	$14.42		$15.26	$14.46	$11.95	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.13)	$(0.16)	$(0.13)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.04)		(0.06)	1.45	2.83	2.01
Total from investment operations	$(1.14)		$(0.19)	$1.29	$2.70	$1.95
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$13.28		$14.42	$15.26	$14.46	$11.95
Total return (%) (r)(s)(t)(x)	(7.91	)(n)	(1.05)	8.98	22.85	19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.16	(a)	3.08	3.02	3.92	5.43	(a)
Expenses after expense reductions (f)	2.24	(a)	2.24	2.24	2.23	2.25	(a)
Net investment loss	(1.39	)(a)(l)	(0.91)	(1.05)	(0.95)	(0.80	)(a)
Portfolio turnover	20	(n)	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$4,545		$4,737	$4,681	$2,298	$296

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31				Period ended 8/31/12 (c)
Class I			2015	2014	2013

Net asset value, beginning of period	$15.00		$15.69	$14.71	$12.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.01	$(0.01)	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.09)		(0.05)	1.48	2.87		2.02
Total from investment operations	$(1.12)		$(0.04)	$1.47	$2.87		$2.03
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—	$—		$—
From net realized gain on investments	—		(0.65)	(0.49)	(0.19)		—
Total distributions declared to shareholders	$(0.03)		$(0.65)	$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$13.85		$15.00	$15.69	$14.71		$12.03
Total return (%) (r)(s)(x)	(7.45	)(n)	(0.03)	10.07	24.13		20.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.16	(a)	2.08	2.02	3.16		4.37	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25		1.25	(a)
Net investment income (loss)	(0.40	)(a)(l)	0.08	(0.09)	(0.01)		0.17	(a)
Portfolio turnover	20	(n)	35	53	39		40	(n)
Net assets at end of period (000 omitted)	$2,136		$4,596	$4,808	$4,873		$3,649

	Six months ended 2/29/16 (unaudited)		Years ended 8/31				Period ended 8/31/12 (c)
Class R1			2015	2014	2013

Net asset value, beginning of period	$14.42		$15.26	$14.46	$11.95		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.13)	$(0.16)	$(0.14)		$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.04)		(0.06)	1.45	2.84		2.02
Total from investment operations	$(1.14)		$(0.19)	$1.29	$2.70		$1.95
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.65)	$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$13.28		$14.42	$15.26	$14.46		$11.95
Total return (%) (r)(s)(x)	(7.91	)(n)	(1.05)	8.98	22.85		19.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.16	(a)	3.08	3.02	4.19		5.34	(a)
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.25		2.25	(a)
Net investment loss	(1.40	)(a)(l)	(0.92)	(1.07)	(1.03)		(0.81	)(a)
Portfolio turnover	20	(n)	35	53	39		40	(n)
Net assets at end of period (000 omitted)	$175		$287	$290	$147		$120

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31			Period ended 8/31/12 (c)
Class R2			2015	2014	2013

Net asset value, beginning of period	$14.71		$15.47	$14.58	$11.99	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.06)	$(0.09)	$(0.07)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.08)		(0.05)	1.47	2.85	2.02
Total from investment operations	$(1.14)		$(0.11)	$1.38	$2.78	$1.99
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$13.57		$14.71	$15.47	$14.58	$11.99
Total return (%) (r)(s)(x)	(7.75	)(n)	(0.50)	9.53	23.45	19.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.65	(a)	2.58	2.52	3.68	4.84	(a)
Expenses after expense reductions (f)	1.75	(a)	1.75	1.75	1.75	1.75	(a)
Net investment loss	(0.90	)(a)(l)	(0.42)	(0.57)	(0.53)	(0.31	)(a)
Portfolio turnover	20	(n)	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$73		$188	$184	$153	$120

	Six months ended 2/29/16 (unaudited)		Years ended 8/31			Period ended 8/31/12 (c)
Class R3			2015	2014	2013

Net asset value, beginning of period	$14.85		$15.58	$14.64	$12.01	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.02)	$(0.05)	$(0.04)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.07)		(0.06)	1.48	2.86	2.01
Total from investment operations	$(1.12)		$(0.08)	$1.43	$2.82	$2.01
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.65)	$(0.49)	$(0.19)	$—
Net asset value, end of period (x)	$13.73		$14.85	$15.58	$14.64	$12.01
Total return (%) (r)(s)(x)	(7.54	)(n)	(0.30)	9.84	23.75	20.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.40	(a)	2.33	2.27	3.43	4.59	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.50	1.50	(a)
Net investment loss	(0.65	)(a)(l)	(0.17)	(0.34)	(0.28)	(0.06	)(a)
Portfolio turnover	20	(n)	35	53	39	40	(n)
Net assets at end of period (000 omitted)	$62		$181	$175	$158	$120

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/16 (unaudited)		Years ended 8/31				Period ended 8/31/12 (c)
Class R4			2015	2014	2013

Net asset value, beginning of period	$15.00		$15.69	$14.71	$12.04		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.01	$(0.01)	$(0.00	)(w)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.10)		(0.05)	1.48	2.86		2.02
Total from investment operations	$(1.13)		$(0.04)	$1.47	$2.86		$2.04
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$—	$—		$—
From net realized gain on investments	—		(0.65)	(0.49)	(0.19)		—
Total distributions declared to shareholders	$(0.01)		$(0.65)	$(0.49)	$(0.19)		$—
Net asset value, end of period (x)	$13.86		$15.00	$15.69	$14.71		$12.04
Total return (%) (r)(s)(x)	(7.51	)(n)	(0.03)	10.07	24.02		20.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.15	(a)	2.08	2.02	3.19		4.34	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25		1.25	(a)
Net investment income (loss)	(0.40	)(a)(l)	0.08	(0.08)	(0.03)		0.19	(a)
Portfolio turnover	20	(n)	35	53	39		40	(n)
Net assets at end of period (000 omitted)	$46		$164	$164	$149		$120

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class R5			2015	2014		2013(i)

Net asset value, beginning of period	$15.03		$15.70	$14.71		$12.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.03	$(0.00	)(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.08)		(0.05)	1.48		2.03	(g)
Total from investment operations	$(1.10)		$(0.02)	$1.48		$2.03
Less distributions declared to shareholders
From net investment income	$(0.07)		$—	$—		$—
From net realized gain on investments	—		(0.65)	(0.49)		—
Total distributions declared to shareholders	$(0.07)		$(0.65)	$(0.49)		$—
Net asset value, end of period (x)	$13.86		$15.03	$15.70		$14.71
Total return (%) (r)(s)(x)	(7.37	)(n)	0.10	10.14		16.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.04	(a)	1.98	1.92		2.79	(a)
Expenses after expense reductions (f)	1.13	(a)	1.15	1.14		1.22	(a)
Net investment income (loss)	(0.29	)(a)(l)	0.19	0.03		(0.04	)(a)
Portfolio turnover	20	(n)	35	53		39
Net assets at end of period (000 omitted)	$2,156		$128	$128		$116

See Notes to Financial Statements

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 16, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

23

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

24

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$9,599,809	$—	$—	$9,599,809
United Kingdom	490,466	3,555,522	—	4,045,988
Japan	286,471	3,186,942	—	3,473,413
Germany	—	726,850	—	726,850
Norway	429,013	218,843	—	647,856
France	—	562,743	—	562,743
Ireland	473,628	—	—	473,628
Israel	233,269	151,244	—	384,513
Sweden	—	382,183	—	382,183
Other Countries	1,655,403	1,001,944	—	2,657,347
Mutual Funds	420,378	—	—	420,378
Total Investments	$13,588,437	$9,786,271	$—	$23,374,708

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,010,985 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $396,445 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

25

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on direct investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended February 29, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result,

26

Notes to Financial Statements (unaudited) – continued

no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/15
Ordinary income (including any short-term capital gains)	$388,174
Long-term capital gains	681,192
Total distributions	$1,069,366

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$21,981,624
Gross appreciation	3,643,171
Gross depreciation	(2,250,087)
Net unrealized appreciation (depreciation)	$1,393,084

As of 8/31/15
Capital loss carryforwards	(534,312)
Other temporary differences	(1,264)
Net unrealized appreciation (depreciation)	3,266,269

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

27

Notes to Financial Statements (unaudited) – continued

As of August 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(511,012)
Long-Term	(23,300)
Total	$(534,312)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/29/16	Year ended 8/31/15	Six months ended 2/29/16	Year ended 8/31/15
Class A	$12,312	$—	$—	$617,543
Class B	—	—	—	23,425
Class C	—	—	—	198,476
Class I	4,732	—	—	190,824
Class R1	—	—	—	11,857
Class R2	—	—	—	7,873
Class R3	—	—	—	7,327
Class R4	50	—	—	6,776
Class R5	9,914	—	—	5,265
Total	$27,008	$—	$—	$1,069,366

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.975%
Next $1.5 billion of average daily net assets	0.90%
Average daily net assets in excess of $2.5 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $897, which is included in the reduction of total expenses in

28

Notes to Financial Statements (unaudited) – continued

the Statement of Operations. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.97% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%	1.22%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the six months ended February 29, 2016, this reduction amounted to $107,007, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,527 for the six months ended February 29, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$17,105
Class B	0.75%	0.25%	1.00%	1.00%	4,303
Class C	0.75%	0.25%	1.00%	0.99%	22,838
Class R1	0.75%	0.25%	1.00%	1.00%	915
Class R2	0.25%	0.25%	0.50%	0.50%	202
Class R3	—	0.25%	0.25%	0.25%	89
Total Distribution and Service Fees					$45,452

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2016, this rebate

29

Notes to Financial Statements (unaudited) – continued

amounted to $138 and $134 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class A	$242
Class B	339
Class C	587

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $1,967, which equated to 0.0165% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $14,565.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0731% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $30 and is included in “Miscellaneous” expense in the

30

Notes to Financial Statements (unaudited) – continued

Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 10,958 shares of Class A, 7,510 shares of Class B, 10,976 shares of Class C, 27,988 shares of Class I, 7,510 shares of Class R1, 7,567 shares of Class R2, 7,593 shares of Class R3, 7,620 shares of Class R4, and 5,182 shares of Class R5 for an aggregate amount of $1,350,384.

At February 29, 2016, MFS held approximately 63%, 74%, and 100% of the outstanding shares of Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $5,281,343 and $4,732,278, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	108,068	$1,564,885	227,725	$3,383,354
Class B	26,337	374,120	23,588	344,602
Class C	41,087	570,112	51,351	734,646
Class I	21,101	304,670	77,866	1,178,698
Class R1	943	13,201	1,983	28,360
Class R2	146	2,100	348	5,076
Class R3	129	1,828	453	6,656
Class R5	183,010	2,700,100	—	—
	380,821	$5,531,016	383,314	$5,681,392

Shares issued to shareholders in reinvestment of distributions
Class A	846	$12,281	43,952	$617,523
Class B	—	—	1,707	23,425
Class C	—	—	14,466	198,476
Class I	324	4,732	13,467	190,824
Class R1	—	—	864	11,857
Class R2	—	—	565	7,873
Class R3	—	—	521	7,327
Class R4	3	50	478	6,776
Class R5	15	217	371	5,265
	1,188	$17,280	76,391	$1,069,346

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(96,770)	$(1,384,702)	(366,287)	$(5,401,872)
Class B	(11,858)	(165,399)	(6,234)	(90,425)
Class C	(27,450)	(378,715)	(44,082)	(629,541)
Class I	(173,651)	(2,563,846)	(91,424)	(1,323,863)
Class R1	(7,684)	(108,764)	(1,938)	(28,736)
Class R2	(7,568)	(109,431)	(19)	(291)
Class R3	(7,790)	(113,529)	(3)	(48)
Class R4	(7,620)	(112,395)	—	—
Class R5	(35,969)	(507,404)	—	—
	(376,360)	$(5,444,185)	(509,987)	$(7,474,776)

Net change
Class A	12,144	$192,464	(94,610)	$(1,400,995)
Class B	14,479	208,721	19,061	277,602
Class C	13,637	191,397	21,735	303,581
Class I	(152,226)	(2,254,444)	(91)	45,659
Class R1	(6,741)	(95,563)	909	11,481
Class R2	(7,422)	(107,331)	894	12,658
Class R3	(7,661)	(111,701)	971	13,935
Class R4	(7,617)	(112,345)	478	6,776
Class R5	147,056	2,192,913	371	5,265
	5,649	$104,111	(50,282)	$(724,038)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $41 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,023,697	4,198,131	(4,801,450)	420,378

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$885	$420,378

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® MID CAP GROWTH FUND

OTC-SEM

MFS® MID CAP GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Ross Stores, Inc.	2.6%
Bright Horizons Family Solutions, Inc.	2.6%
Henry Schein, Inc.	2.5%
Gartner, Inc.	2.3%
Roper Technologies, Inc.	2.2%
O’Reilly Automotive, Inc.	2.2%
Allergan PLC	2.1%
Constellation Brands, Inc., “A”	2.0%
Aramark	2.0%
Amphenol Corp., “A”	1.9%

Equity sectors
Special Products & Services	15.8%
Health Care	14.3%
Industrial Goods & Services	12.7%
Retailing	12.1%
Consumer Staples	8.7%
Technology	8.1%
Autos & Housing	7.3%
Leisure	7.0%
Financial Services	6.9%
Utilities & Communications	1.7%
Transportation	1.0%
Basic Materials	1.0%
Energy	0.2%

(o)	Less than 0.1%.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
A	Actual	1.20%	$1,000.00	$927.96	$5.75
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02
B	Actual	1.95%	$1,000.00	$924.63	$9.33
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
C	Actual	1.95%	$1,000.00	$925.20	$9.33
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
I	Actual	0.95%	$1,000.00	$929.52	$4.56
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
R1	Actual	1.95%	$1,000.00	$924.32	$9.33
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
R2	Actual	1.45%	$1,000.00	$926.97	$6.95
	Hypothetical (h)	1.45%	$1,000.00	$1,017.65	$7.27
R3	Actual	1.20%	$1,000.00	$928.25	$5.75
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02
R4	Actual	0.96%	$1,000.00	$928.85	$4.60
	Hypothetical (h)	0.96%	$1,000.00	$1,020.09	$4.82
R5	Actual	0.87%	$1,000.00	$929.65	$4.17
	Hypothetical (h)	0.87%	$1,000.00	$1,020.54	$4.37
529A	Actual	1.20%	$1,000.00	$928.23	$5.75
	Hypothetical (h)	1.20%	$1,000.00	$1,018.90	$6.02
529B	Actual	2.01%	$1,000.00	$924.80	$9.62
	Hypothetical (h)	2.01%	$1,000.00	$1,014.87	$10.07
529C	Actual	2.00%	$1,000.00	$924.49	$9.57
	Hypothetical (h)	2.00%	$1,000.00	$1,014.92	$10.02

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.05% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.7%
Issuer	Shares/Par	Value ($)
Aerospace - 2.3%
Orbital ATK, Inc.	174,889	$14,648,704
TransDigm Group, Inc. (a)	114,342	24,421,164

		$39,069,868
Airlines - 0.4%
Spirit Airlines, Inc. (a)	147,591	$7,047,470

Alcoholic Beverages - 2.0%
Constellation Brands, Inc., “A”	242,553	$34,304,271

Apparel Manufacturers - 1.6%
Hanesbrands, Inc.	723,458	$20,611,318
PVH Corp.	96,074	7,604,257

		$28,215,575
Automotive - 1.6%
LKQ Corp. (a)	930,501	$25,681,828
Mobileye N.V. (a)(l)	78,316	2,542,137

		$28,223,965
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	175,323	$24,685,478
Regeneron Pharmaceuticals, Inc. (a)	48,220	18,517,444

		$43,202,922
Brokerage & Asset Managers - 3.5%
Affiliated Managers Group, Inc. (a)	119,000	$16,504,110
Intercontinental Exchange, Inc.	95,278	22,719,992
NASDAQ, Inc.	336,637	21,305,756

		$60,529,858
Business Services - 13.1%
Bright Horizons Family Solutions, Inc. (a)	689,132	$43,670,295
Cognizant Technology Solutions Corp., “A” (a)	203,974	11,622,439
CoStar Group, Inc. (a)	33,097	5,860,155
Equifax, Inc.	232,032	24,335,516
Fiserv, Inc. (a)	290,939	27,822,497
FleetCor Technologies, Inc. (a)	217,520	27,775,129
Gartner, Inc. (a)	470,731	38,788,234
Global Payments, Inc.	315,173	19,209,794

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Jones Lang LaSalle, Inc.	41,053	$4,190,280
Realogy Holdings Corp. (a)	131,058	4,189,924
Tyler Technologies, Inc. (a)	45,178	5,435,817
Univar, Inc. (a)	380,577	5,986,476
Verisk Analytics, Inc., “A” (a)	81,529	5,938,572

		$224,825,128
Cable TV - 1.3%
Charter Communications, Inc., “A” (a)	127,106	$22,823,153

Computer Software - 1.2%
Autodesk, Inc. (a)	139,331	$7,208,986
Cadence Design Systems, Inc. (a)	454,055	9,784,885
Qlik Technologies, Inc. (a)	122,344	2,840,828

		$19,834,699
Computer Software - Systems - 4.9%
Guidewire Software, Inc. (a)	159,453	$7,849,871
IMS Health Holdings, Inc. (a)	578,646	14,917,494
NICE Systems Ltd., ADR	113,957	6,828,303
Sabre Corp.	658,306	17,873,008
ServiceNow, Inc. (a)	106,459	5,854,180
SS&C Technologies Holdings, Inc.	262,058	15,275,361
Vantiv, Inc., “A” (a)	286,485	14,908,679

		$83,506,896
Construction - 5.6%
Fortune Brands Home & Security, Inc.	413,777	$20,779,881
Lennox International, Inc.	142,312	18,388,134
Masco Corp.	281,596	7,941,007
Pool Corp.	283,242	22,735,835
Vulcan Materials Co.	263,538	25,966,399

		$95,811,256
Consumer Products - 1.6%
Newell Rubbermaid, Inc.	719,469	$27,347,017

Consumer Services - 2.7%
Nord Anglia Education, Inc. (a)	589,259	$11,425,732
Priceline Group, Inc. (a)	8,075	10,216,571
Servicemaster Global Holdings, Inc. (a)	631,187	23,940,923

		$45,583,226
Containers - 0.5%
Crown Holdings, Inc. (a)	173,045	$8,107,158

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 4.6%
Advanced Drainage Systems, Inc.	412,547	$8,003,412
AMETEK, Inc.	517,826	24,032,305
Amphenol Corp., “A”	617,146	32,751,938
Mettler-Toledo International, Inc. (a)	44,187	13,914,928

		$78,702,583
Electronics - 1.8%
Analog Devices, Inc.	162,429	$8,607,113
Monolithic Power Systems, Inc.	100,565	5,939,369
NVIDIA Corp.	510,449	16,007,681

		$30,554,163
Entertainment - 1.0%
Netflix, Inc. (a)	175,135	$16,359,360

Food & Beverages - 5.1%
Blue Buffalo Pet Products, Inc. (a)(l)	520,847	$9,531,500
Chr. Hansen Holding A.S.	442,608	27,305,427
Freshpet, Inc. (a)(l)	456,932	3,038,598
J.M. Smucker Co.	160,281	20,447,047
Mead Johnson Nutrition Co., “A”	132,113	9,744,655
WhiteWave Foods Co., “A” (a)	454,395	17,594,174

		$87,661,401
Gaming & Lodging - 0.6%
MGM Mirage (a)	234,392	$4,437,041
Norwegian Cruise Line Holdings Ltd. (a)	127,784	6,278,028

		$10,715,069
General Merchandise - 2.3%
Dollar Tree, Inc. (a)	299,251	$24,014,893
Five Below, Inc. (a)	391,102	14,998,762

		$39,013,655
Internet - 0.2%
LinkedIn Corp., “A” (a)	32,856	$3,850,395

Leisure & Toys - 0.4%
Electronic Arts, Inc. (a)	106,458	$6,838,862

Machinery & Tools - 4.3%
Flowserve Corp.	371,488	$15,609,926
Roper Technologies, Inc.	226,217	37,988,621
WABCO Holdings, Inc. (a)	217,324	20,493,653

		$74,092,200

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 3.2%
Adeptus Health, Inc., “A” (a)(l)	83,914	$4,776,385
Henry Schein, Inc. (a)	259,190	42,882,986
IDEXX Laboratories, Inc. (a)	99,678	7,292,442

		$54,951,813
Medical Equipment - 6.5%
C.R. Bard, Inc.	129,970	$25,003,629
Cooper Cos., Inc.	157,573	22,526,636
DexCom, Inc. (a)	120,380	7,831,923
PerkinElmer, Inc.	542,749	25,650,318
Steris PLC	233,066	14,990,805
VWR Corp. (a)	591,561	14,434,088

		$110,437,399
Oil Services - 0.2%
FMC Technologies, Inc. (a)	114,897	$2,818,423

Other Banks & Diversified Financials - 2.0%
First Republic Bank	113,331	$6,974,390
MasterCard, Inc., “A”	274,526	23,861,800
Signature Bank (a)	25,019	3,241,211

		$34,077,401
Pharmaceuticals - 2.1%
Allergan PLC (a)	123,178	$35,735,170

Pollution Control - 1.5%
Stericycle, Inc. (a)	228,818	$26,069,235

Railroad & Shipping - 0.6%
Kansas City Southern Co.	132,157	$10,798,548

Real Estate - 1.4%
Extra Space Storage, Inc., REIT	286,971	$23,574,668

Restaurants - 3.7%
Aramark	1,069,754	$33,611,671
Domino’s Pizza, Inc.	74,914	9,966,559
Dunkin Brands Group, Inc.	420,209	19,573,335

		$63,151,565
Specialty Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	316,989	$8,229,034

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 8.2%
Burlington Stores, Inc. (a)	181,777	$10,190,419
Lululemon Athletica, Inc. (a)	143,102	8,976,788
O’Reilly Automotive, Inc. (a)	141,469	36,827,210
Ross Stores, Inc.	806,440	44,338,071
Signet Jewelers Ltd.	70,863	7,681,549
Tiffany & Co.	69,694	4,528,716
Tractor Supply Co.	319,913	27,055,042

		$139,597,795
Telecommunications - Wireless - 1.7%
SBA Communications Corp. (a)	312,144	$29,619,344
Total Common Stocks (Identified Cost, $1,362,828,168)		$1,655,280,545

	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$41.40	1/04/16	9,009	$16,396

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	54,564,470	$54,564,470

Collateral for Securities Loaned - 0.7%
JPMorgan Prime Money Market Fund, 0.42%, at Cost and Value (j)	11,998,993	$11,998,993
Total Investments (Identified Cost, $1,429,391,631)		$1,721,860,404

Other Assets, Less Liabilities - (0.6)%		(10,956,538)
Net Assets - 100.0%		$1,710,903,866

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,374,827,161)	$1,667,295,934
Underlying affiliated funds, at cost and value	54,564,470
Total investments, at value, including $11,630,162 of securities on loan (identified cost, $1,429,391,631)	$1,721,860,404
Receivables for
Investments sold	11,081,493
Fund shares sold	2,937,331
Interest and dividends	944,853
Other assets	8,611
Total assets	$1,736,832,692
Liabilities
Payables for
Investments purchased	$11,135,638
Fund shares reacquired	2,158,773
Collateral for securities loaned, at value	11,998,993
Payable to affiliates
Investment adviser	139,019
Shareholder servicing costs	434,093
Distribution and service fees	15,597
Program manager fees	27
Payable for independent Trustees’ compensation	23,182
Accrued expenses and other liabilities	23,504
Total liabilities	$25,928,826
Net assets	$1,710,903,866
Net assets consist of
Paid-in capital	$1,446,833,771
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	292,468,897
Accumulated distributions in excess of net realized gain on investments and foreign currency	(23,568,871)
Accumulated net investment loss	(4,829,931)
Net assets	$1,710,903,866
Shares of beneficial interest outstanding	128,155,916

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$335,496,477	25,829,706	$12.99
Class B	16,662,744	1,480,076	11.26
Class C	43,936,641	4,003,193	10.98
Class I	30,156,317	2,222,671	13.57
Class R1	1,876,172	167,296	11.21
Class R2	4,718,134	379,742	12.42
Class R3	11,036,543	854,208	12.92
Class R4	11,358,856	853,953	13.30
Class R5	1,250,692,542	91,951,294	13.60
Class 529A	3,423,131	270,333	12.66
Class 529B	150,904	13,670	11.04
Class 529C	1,395,405	129,774	10.75

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $13.78 [100 / 94.25 x $12.99] and $13.43 [100 / 94.25 x $12.66], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$4,143,440
Income on securities loaned	214,578
Dividends from underlying affiliated funds	50,100
Foreign taxes withheld	(54,315)
Total investment income	$4,353,803
Expenses
Management fee	$6,454,522
Distribution and service fees	744,510
Shareholder servicing costs	1,096,518
Program manager fees	2,461
Administrative services fee	139,656
Independent Trustees’ compensation	14,967
Custodian fee	72,690
Shareholder communications	23,602
Audit and tax fees	27,186
Legal fees	7,020
Miscellaneous	102,094
Total expenses	$8,685,226
Reduction of expenses by investment adviser and distributor	(256,063)
Net expenses	$8,429,163
Net investment loss	$(4,075,360)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$23,514,792
Foreign currency	(23,975)
Net realized gain (loss) on investments and foreign currency	$23,490,817
Change in unrealized appreciation (depreciation)
Investments	$(145,153,950)
Translation of assets and liabilities in foreign currencies	(954)
Net unrealized gain (loss) on investments and foreign currency translation	$(145,154,904)
Net realized and unrealized gain (loss) on investments and foreign currency	$(121,664,087)
Change in net assets from operations	$(125,739,447)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment loss	$(4,075,360)	$(8,453,240)
Net realized gain (loss) on investments and foreign currency	23,490,817	53,581,412
Net unrealized gain (loss) on investments and foreign currency translation	(145,154,904)	80,449,173
Change in net assets from operations	$(125,739,447)	$125,577,345
Distributions declared to shareholders
From net realized gain on investments	$(47,608,616)	$(108,646,048)
Change in net assets from fund share transactions	$150,068,964	$46,241,537
Total change in net assets	$(23,279,099)	$63,172,834
Net assets
At beginning of period	1,734,182,965	1,671,010,131
At end of period (including accumulated net investment loss of $4,829,931 and $754,571, respectively)	$1,710,903,866	$1,734,182,965

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16 (unaudited)		Years ended 8/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.40		$14.41	$11.86	$9.57	$8.73	$7.12
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.10)	$(0.09)	$(0.03)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.96)		1.07	2.64	2.32	0.91	1.66
Total from investment operations	$(1.01)		$0.97	$2.55	$2.29	$0.84	$1.61
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.99		$14.40	$14.41	$11.86	$9.57	$8.73
Total return (%) (r)(s)(t)(x)	(7.20	)(n)	7.36	21.50	23.93	9.62	22.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.24	1.22	1.24	1.26	1.28
Expenses after expense reductions (f)	1.20	(a)	1.21	1.19	1.23	1.25	1.28
Net investment loss	(0.69	)(a)	(0.72)	(0.69)	(0.30)	(0.74)	(0.52)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$335,496		$295,230	$255,308	$218,693	$191,462	$196,911

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.58		$12.81	$10.61	$8.63	$7.94	$6.52
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.19)	$(0.17)	$(0.10)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.83)		0.94	2.37	2.08	0.81	1.52
Total from investment operations	$(0.92)		$0.75	$2.20	$1.98	$0.69	$1.42
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$11.26		$12.58	$12.81	$10.61	$8.63	$7.94
Total return (%) (r)(s)(t)(x)	(7.54	)(n)	6.51	20.74	22.94	8.69	21.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.99	1.97	1.99	2.01	2.03
Expenses after expense reductions (f)	1.95	(a)	1.96	1.94	1.98	2.01	2.03
Net investment loss	(1.45	)(a)	(1.47)	(1.44)	(1.05)	(1.49)	(1.24)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$16,663		$17,415	$18,061	$17,881	$18,918	$24,759

	Six months ended 2/29/16		Years ended 8/31
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.27		$12.52	$10.38	$8.44	$7.76	$6.38
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.18)	$(0.17)	$(0.10)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		0.91	2.31	2.04	0.80	1.48
Total from investment operations	$(0.89)		$0.73	$2.14	$1.94	$0.68	$1.38
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$10.98		$12.27	$12.52	$10.38	$8.44	$7.76
Total return (%) (r)(s)(t)(x)	(7.48	)(n)	6.50	20.62	22.99	8.76	21.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.99	1.97	1.99	2.01	2.03
Expenses after expense reductions (f)	1.95	(a)	1.96	1.94	1.98	2.01	2.03
Net investment loss	(1.45	)(a)	(1.47)	(1.43)	(1.06)	(1.49)	(1.26)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$43,937		$42,806	$38,341	$32,334	$28,647	$29,123

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class I			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$15.00		$14.94	$12.26	$9.87	$8.99	$7.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.07)	$(0.06)	$0.01	$(0.05)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.00)		1.11	2.74	2.38	0.93	1.70
Total from investment operations	$(1.03)		$1.04	$2.68	$2.39	$0.88	$1.68
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$13.57		$15.00	$14.94	$12.26	$9.87	$8.99
Total return (%) (r)(s)(x)	(7.05	)(n)	7.57	21.86	24.21	9.79	22.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.00	0.97	0.96	1.00	1.03
Expenses after expense reductions (f)	0.95	(a)	0.97	0.95	0.96	1.00	1.03
Net investment income (loss)	(0.44	)(a)	(0.47)	(0.44)	0.13	(0.49)	(0.27)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$30,156		$26,931	$13,526	$8,986	$764,857	$613,721

	Six months ended 2/29/16		Years ended 8/31
Class R1			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.53		$12.76	$10.58	$8.60	$7.91	$6.50
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.19)	$(0.17)	$(0.10)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.83)		0.94	2.35	2.08	0.81	1.51
Total from investment operations	$(0.92)		$0.75	$2.18	$1.98	$0.69	$1.41
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$11.21		$12.53	$12.76	$10.58	$8.60	$7.91
Total return (%) (r)(s)(x)	(7.57	)(n)	6.54	20.60	23.02	8.72	21.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.99	1.97	1.99	2.01	2.03
Expenses after expense reductions (f)	1.95	(a)	1.97	1.95	1.98	2.01	2.03
Net investment loss	(1.45	)(a)	(1.47)	(1.44)	(1.05)	(1.49)	(1.26)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$1,876		$2,288	$2,238	$1,949	$1,777	$1,861

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class R2			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$13.80		$13.89	$11.46	$9.27	$8.48	$6.94
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.14)	$(0.12)	$(0.06)	$(0.09)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.92)		1.03	2.55	2.25	0.88	1.61
Total from investment operations	$(0.98)		$0.89	$2.43	$2.19	$0.79	$1.54
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.42		$13.80	$13.89	$11.46	$9.27	$8.48
Total return (%) (r)(s)(x)	(7.30	)(n)	7.04	21.20	23.62	9.32	22.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.49	1.47	1.49	1.51	1.53
Expenses after expense reductions (f)	1.45	(a)	1.47	1.45	1.48	1.51	1.53
Net investment loss	(0.95	)(a)	(0.97)	(0.94)	(0.56)	(0.99)	(0.76)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$4,718		$4,598	$4,473	$4,449	$4,357	$4,614

	Six months ended 2/29/16		Years ended 8/31
Class R3			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.32		$14.34	$11.80	$9.52	$8.69	$7.09
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.10)	$(0.10)	$(0.03)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.95)		1.06	2.64	2.31	0.90	1.64
Total from investment operations	$(1.00)		$0.96	$2.54	$2.28	$0.83	$1.60
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.92		$14.32	$14.34	$11.80	$9.52	$8.69
Total return (%) (r)(s)(x)	(7.18	)(n)	7.32	21.53	23.95	9.55	22.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.25	1.22	1.24	1.25	1.28
Expenses after expense reductions (f)	1.20	(a)	1.22	1.20	1.23	1.25	1.28
Net investment loss	(0.69	)(a)	(0.72)	(0.74)	(0.31)	(0.74)	(0.49)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$11,037		$8,440	$3,680	$2,000	$1,617	$1,364

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class R4			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.72		$14.67	$12.04	$9.70	$8.82	$7.18
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.07)	$(0.06)	$(0.01)	$(0.05)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.99)		1.10	2.69	2.35	0.93	1.66
Total from investment operations	$(1.02)		$1.03	$2.63	$2.34	$0.88	$1.64
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$13.30		$14.72	$14.67	$12.04	$9.70	$8.82
Total return (%) (r)(s)(x)	(7.12	)(n)	7.65	21.84	24.12	9.98	22.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	0.97	0.99	1.00	1.03
Expenses after expense reductions (f)	0.96	(a)	0.98	0.95	0.98	1.00	1.03
Net investment loss	(0.48	)(a)	(0.47)	(0.44)	(0.06)	(0.49)	(0.27)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$11,359		$2,322	$422	$355	$256	$199

	Six months ended 2/29/16		Years ended 8/31
Class R5			2015	2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$15.03		$14.96	$12.27	$10.30
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.06)	$(0.05)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.00)		1.11	2.74	1.98
Total from investment operations	$(1.03)		$1.05	$2.69	$1.97
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—
Net asset value, end of period (x)	$13.60		$15.03	$14.96	$12.27
Total return (%) (r)(s)(x)	(7.03	)(n)	7.63	21.92	19.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.91	0.91	0.93	(a)
Expenses after expense reductions (f)	0.87	(a)	0.89	0.89	0.92	(a)
Net investment loss	(0.37	)(a)	(0.39)	(0.38)	(0.08	)(a)
Portfolio turnover	19	(n)	37	59	58
Net assets at end of period (000 omitted)	$1,250,693		$1,329,257	$1,331,244	$1,027,324

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class 529A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$14.04		$14.08	$11.59	$9.35	$8.54	$6.97
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.10)	$(0.09)	$(0.03)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.93)		1.04	2.58	2.27	0.88	1.62
Total from investment operations	$(0.98)		$0.94	$2.49	$2.24	$0.81	$1.57
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.66		$14.04	$14.08	$11.59	$9.35	$8.54
Total return (%) (r)(s)(t)(x)	(7.18	)(n)	7.31	21.48	23.96	9.48	22.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.34	1.32	1.34	1.35	1.38
Expenses after expense reductions (f)	1.20	(a)	1.21	1.19	1.24	1.30	1.37
Net investment loss	(0.70	)(a)	(0.72)	(0.69)	(0.33)	(0.79)	(0.62)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$3,423		$3,159	$2,434	$1,844	$1,231	$949

	Six months ended 2/29/16		Years ended 8/31
Class 529B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.34		$12.59	$10.44	$8.50	$7.81	$6.42
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.19)	$(0.18)	$(0.11)	$(0.12)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		0.92	2.33	2.05	0.81	1.50
Total from investment operations	$(0.90)		$0.73	$2.15	$1.94	$0.69	$1.39
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$11.04		$12.34	$12.59	$10.44	$8.50	$7.81
Total return (%) (r)(s)(t)(x)	(7.52	)(n)	6.46	20.59	22.82	8.83	21.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.09	2.07	2.09	2.11	2.13
Expenses after expense reductions (f)	2.01	(a)	2.02	2.00	2.03	2.06	2.12
Net investment loss	(1.48	)(a)	(1.52)	(1.49)	(1.11)	(1.54)	(1.34)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$151		$347	$331	$287	$243	$264

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/16		Years ended 8/31
Class 529C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.03		$12.30	$10.20	$8.30	$7.63	$6.28
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.19)	$(0.17)	$(0.10)	$(0.12)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		0.90	2.27	2.00	0.79	1.46
Total from investment operations	$(0.88)		$0.71	$2.10	$1.90	$0.67	$1.35
Less distributions declared to shareholders
From net realized gain on investments	$(0.40)		$(0.98)	$—	$—	$—	$—
Net asset value, end of period (x)	$10.75		$12.03	$12.30	$10.20	$8.30	$7.63
Total return (%) (r)(s)(t)(x)	(7.55	)(n)	6.45	20.59	22.89	8.78	21.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.10	2.07	2.09	2.10	2.13
Expenses after expense reductions (f)	2.00	(a)	2.01	1.99	2.03	2.05	2.12
Net investment loss	(1.49	)(a)	(1.52)	(1.49)	(1.11)	(1.54)	(1.37)
Portfolio turnover	19	(n)	37	59	58	63	86
Net assets at end of period (000 omitted)	$1,395		$1,391	$953	$582	$386	$330

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

21

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

22

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,607,195,341	$—	$—	$1,607,195,341
Denmark	—	27,305,427	—	27,305,427
Hong Kong	11,425,732	—	—	11,425,732
Israel	9,370,441	—	—	9,370,441
Mutual Funds	66,563,463	—	—	66,563,463
Total Investments	$1,694,554,977	$27,305,427	$—	$1,721,860,404

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $27,305,427 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans

23

Notes to Financial Statements (unaudited) – continued

can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $11,630,162. The fair value of the fund’s investment securities on loan and a related liability of $11,998,993 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

24

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended February 29, 2016, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/15
Long-term capital gain	$108,646,048

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$1,429,427,005
Gross appreciation	349,065,757
Gross depreciation	(56,632,358)
Net unrealized appreciation (depreciation)	$292,433,399

As of 8/31/15
Undistributed long-term capital gain	5,931,359
Post-October capital loss deferral	(5,347,056)
Late year ordinary loss deferral	(723,863)
Other temporary differences	(29,630)
Net unrealized appreciation (depreciation)	437,587,348

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/29/16	Year ended 8/31/15
Class A	$9,044,705	$17,348,544
Class B	561,607	1,325,645
Class C	1,488,127	2,954,517
Class I	596,290	975,545
Class R1	72,059	168,201
Class R2	140,164	290,055
Class R3	245,170	268,398
Class R4	84,969	30,085
Class R5	35,224,535	85,006,430
Class 529A	99,277	175,563
Class 529B	4,661	25,608
Class 529C	47,052	77,457
Total	$47,608,616	$108,646,048

26

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $3 billion of average daily net assets	0.75%
Average daily net assets in excess of $3 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion to $2.5 billion, and 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the six months ended February 29, 2016, this management fee reduction amounted to $182,267, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $65,007, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2016. For the six months ended February 29, 2016, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $343,770 and $2,167 for the six months ended February 29, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

27

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$394,085
Class B	0.75%	0.25%	1.00%	1.00%	86,023
Class C	0.75%	0.25%	1.00%	1.00%	218,766
Class R1	0.75%	0.25%	1.00%	1.00%	10,783
Class R2	0.25%	0.25%	0.50%	0.50%	11,712
Class R3	—	0.25%	0.25%	0.25%	11,152
Class 529A	—	0.25%	0.25%	0.20%	4,203
Class 529B	0.75%	0.25%	1.00%	1.00%	798
Class 529C	0.75%	0.25%	1.00%	0.99%	6,988
Total Distribution and Service Fees					$744,510

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2016, this rebate amounted to $5,840, $101, $712, $854, and $51 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2016, were as follows:

Amount
Class A	$880
Class B	10,132
Class C	1,486
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has

28

Notes to Financial Statements (unaudited) – continued

agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2016, unless MFD elects to extend the waiver. For the six months ended February 29, 2016, this waiver amounted to $1,231 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 29, 2016, were as follows:

	Fee	Waiver
Class 529A	$1,681	$841
Class 529B	80	40
Class 529C	700	350
Total Program Manager Fees and Waivers	$2,461	$1,231

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $114,448, which equated to 0.0133% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $265,455.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended February 29, 2016, these costs for the fund amounted to $716,615 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

29

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $420 and the Retirement Deferral plan resulted in a net decrease in expense of $3,341. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $23,166 at February 29, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $2,167 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 22,478 shares of Class R4 for an aggregate amount of $327,729. On September 9, 2015, MFS redeemed 17,204 shares of Class 529B for an aggregate amount of $210,233.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant

30

Notes to Financial Statements (unaudited) – continued

to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended February 29, 2016, the fund engaged in purchase and sale transactions pursuant to this policy which amounted to $1,346,443 and $4,622,431, respectively. The sales transactions resulted in net realized gains (losses) of $48,895.

(4) Portfolio Securities

For the six months ended February 29, 2016, purchases and sales of investments, other than short-term obligations, aggregated $410,303,544 and $329,591,457, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,530,134	$103,524,690	5,360,759	$77,557,015
Class B	241,343	2,906,820	294,648	3,738,951
Class C	718,358	8,448,828	640,200	7,989,248
Class I	1,556,350	21,997,053	1,036,427	15,648,688
Class R1	18,465	214,584	27,280	346,518
Class R2	78,586	1,040,664	89,096	1,247,611
Class R3	361,384	4,696,736	458,378	6,619,370
Class R4	766,200	11,002,633	138,264	1,990,271
Class R5	3,477,035	49,430,815	2,538,882	37,060,078
Class 529A	51,420	694,800	56,910	796,014
Class 529B	3,107	37,019	1,604	19,970
Class 529C	14,731	170,903	38,503	449,773
	14,817,113	$204,165,545	10,680,951	$153,463,507

Shares issued to shareholders in reinvestment of distributions
Class A	634,468	$8,793,725	1,271,157	$16,753,855
Class B	45,606	549,100	111,752	1,294,085
Class C	120,022	1,407,854	245,102	2,769,650
Class I	36,954	534,731	63,822	875,004
Class R1	6,010	72,059	14,588	168,201
Class R2	8,550	113,455	21,396	270,871
Class R3	17,779	245,170	20,473	268,398
Class R4	5,237	74,314	2,237	30,085
Class R5	2,407,635	34,934,781	6,191,291	85,006,430
Class 529A	7,343	99,277	13,652	175,563
Class 529B	395	4,661	2,254	25,608
Class 529C	4,091	47,052	6,991	77,457
	3,294,090	$46,876,179	7,964,715	$107,715,207

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/16		Year ended 8/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,844,039)	$(38,285,280)	(3,839,284)	$(55,426,012)
Class B	(191,609)	(2,299,868)	(432,057)	(5,466,613)
Class C	(323,536)	(3,701,974)	(459,422)	(5,676,326)
Class I	(1,165,840)	(16,852,025)	(210,263)	(3,130,916)
Class R1	(39,759)	(472,942)	(34,654)	(434,411)
Class R2	(40,467)	(534,184)	(99,370)	(1,363,585)
Class R3	(114,299)	(1,576,010)	(146,102)	(2,075,737)
Class R4	(75,255)	(1,058,487)	(11,458)	(170,854)
Class R5	(2,367,517)	(35,741,225)	(9,299,443)	(140,824,312)
Class 529A	(13,344)	(177,054)	(18,484)	(253,844)
Class 529B	(17,971)	(219,522)	(1,977)	(24,566)
Class 529C	(4,647)	(54,189)	(7,370)	(90,001)
	(7,198,283)	$(100,972,760)	(14,559,884)	$(214,937,177)

Net change
Class A	5,320,563	$74,033,135	2,792,632	$38,884,858
Class B	95,340	1,156,052	(25,657)	(433,577)
Class C	514,844	6,154,708	425,880	5,082,572
Class I	427,464	5,679,759	889,986	13,392,776
Class R1	(15,284)	(186,299)	7,214	80,308
Class R2	46,669	619,935	11,122	154,897
Class R3	264,864	3,365,896	332,749	4,812,031
Class R4	696,182	10,018,460	129,043	1,849,502
Class R5	3,517,153	48,624,371	(569,270)	(18,757,804)
Class 529A	45,419	617,023	52,078	717,733
Class 529B	(14,469)	(177,842)	1,881	21,012
Class 529C	14,175	163,766	38,124	437,229
	10,912,920	$150,068,964	4,085,782	$46,241,537

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 25%, 24%, 9%, 7%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

32

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $2,969 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,935,839	190,357,283	(172,728,652)	54,564,470

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$50,100	$54,564,470

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 29, 2016

MFS® U.S. GOVERNMENT MONEY MARKET FUND

MCM-SEM

MFS® U.S. GOVERNMENT MONEY MARKET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile at the beginning of the year but began to show signs of stabilization in February. Oil prices rebounded modestly from the lows set at mid-month, and U.S. economic data improved following a downtick in growth in late 2015. The international backdrop was less rosy. Japan adopted a negative interest rate policy in an attempt to revive growth and inflation while the European Central Bank indicated it may also ease monetary policy further. Interest rates in the United States are expected to rise at a gradual pace.

China’s shift to a consumer-led economy continues to weigh on manufacturing and exports. A strong U.S. dollar and weak global demand persist as headwinds for U.S. exports. In Europe, attention is shifting to a crucial referendum scheduled for June 23, in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	34.8%
A-1	65.4%
Not Rated	0.0%
Other Assets Less Liabilities	(0.2)%

Maturity breakdown (u)
0 - 7 days	34.6%
8 - 29 days	28.9%
30 - 59 days	25.9%
60 - 89 days	2.8%
90 - 365 days	8.0%
Other Assets Less Liabilities	(0.2)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/29/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2015 through February 29, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

	Annualized Expense Ratio	Beginning Account Value 9/01/15	Ending Account Value 2/29/16	Expenses Paid During Period (p) 9/01/15-2/29/16
Actual	0.16%	$1,000.00	$1,000.00	$0.80
Hypothetical (h)	0.16%	$1,000.00	$1,024.07	$0.81

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

4

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 100.2%
Issuer	Shares/Par	Value ($)
Federal Home Loan Bank, 0.275%, due 3/01/16	$3,482,000	$3,482,000
Federal Home Loan Bank, 0.28%, due 3/02/16	2,768,000	2,767,979
Federal Home Loan Bank, 0.305%, due 3/02/16	11,135,000	11,134,907
Federal Home Loan Bank, 0.31%, due 3/02/16	16,338,000	16,337,861
Federal Home Loan Bank, 0.3%, due 3/03/16	1,000,000	999,984
Federal Home Loan Bank, 0.285%, due 3/04/16	4,348,000	4,347,898
Federal Home Loan Bank, 0.295%, due 3/04/16	13,300,000	13,299,679
Federal Home Loan Bank, 0.285%, due 3/07/16	13,421,000	13,420,374
Federal Home Loan Bank, 0.295%, due 3/08/16	18,535,000	18,533,955
Federal Home Loan Bank, 0.28%, due 3/09/16	13,169,000	13,168,195
Federal Home Loan Bank, 0.287%, due 3/09/16	2,989,000	2,988,813
Federal Home Loan Bank, 0.29%, due 3/11/16	3,540,000	3,539,720
Federal Home Loan Bank, 0.305%, due 3/11/16	12,955,000	12,953,920
Federal Home Loan Bank, 0.28%, due 3/15/16	8,870,000	8,869,051
Federal Home Loan Bank, 0.31%, due 3/16/16	10,192,000	10,190,705
Federal Home Loan Bank, 0.305%, due 3/17/16	13,470,000	13,468,204
Federal Home Loan Bank, 0.313%, due 3/18/16	4,000,000	3,999,418
Federal Home Loan Bank, 0.305%, due 3/21/16	3,716,000	3,715,381
Federal Home Loan Bank, 0.31%, due 3/23/16	2,920,000	2,919,456
Federal Home Loan Bank, 0.305%, due 4/01/16	5,610,000	5,608,551
Federal Home Loan Bank, 0.315%, due 4/13/16	6,796,000	6,793,484
Federal Home Loan Bank, 0.325%, due 4/13/16	8,270,000	8,266,839
Federal Home Loan Bank, 0.336%, due 4/15/16	13,160,000	13,154,571
Federal Home Loan Bank, 0.376%, due 4/15/16	6,778,000	6,774,865
Federal Home Loan Bank, 0.366%, due 4/22/16	626,000	625,674
Federal Home Loan Bank, 0.376%, due 4/26/16	10,060,000	10,054,210
Federal Home Loan Bank, 0.366%, due 5/11/16	6,471,000	6,466,406
U.S. Treasury Bill, 0.112%, due 3/03/16	16,000,000	15,999,902
U.S. Treasury Bill, 0.198%, due 3/03/16	14,800,000	14,799,840
U.S. Treasury Bill, 0.188%, due 3/24/16	7,104,000	7,103,160
U.S. Treasury Bill, 0.264%, due 3/24/16	13,335,000	13,332,785
U.S. Treasury Bill, 0.107%, due 3/31/16	7,550,000	7,549,339
U.S. Treasury Bill, 0.249%, due 4/07/16	19,302,000	19,297,140
U.S. Treasury Bill, 0.249%, due 4/07/16	5,000,000	4,998,741
U.S. Treasury Bill, 0.254%, due 4/21/16	3,174,000	3,172,876
U.S. Treasury Bill, 0.29%, due 5/19/16	2,772,000	2,770,266
U.S. Treasury Bill, 0.438%, due 8/18/16	13,380,000	13,352,831
U.S. Treasury Bill, 0.448%, due 8/25/16	13,380,000	13,351,055
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$333,610,035

Other Assets, Less Liabilities - (0.2)%		(612,649)
Net Assets - 100.0%		$332,997,386

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$333,610,035
Cash	416
Receivables for fund shares sold	664,173
Other assets	2,150
Total assets	$334,276,774
Liabilities
Payable for fund shares reacquired	$1,167,216
Payable to affiliates
Investment adviser and distributor	7,848
Shareholder servicing costs	83,756
Payable for independent Trustees’ compensation	8,214
Accrued expenses and other liabilities	12,354
Total liabilities	$1,279,388
Net assets	$332,997,386
Net assets consist of
Paid-in capital	$333,553,781
Accumulated net realized gain (loss) on investments	(547,302)
Accumulated distributions in excess of net investment income	(9,093)
Net assets	$332,997,386
Shares of beneficial interest outstanding	333,579,877
Net asset value per share (net assets of $332,997,386 / 333,579,877 shares of beneficial interest outstanding)	$1.00

A contingent deferred sales charge may be imposed on redemptions.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$271,769
Expenses
Management fee	$736,144
Shareholder servicing costs	255,466
Administrative services fee	33,564
Independent Trustees’ compensation	6,312
Custodian fee	15,757
Shareholder communications	9,705
Audit and tax fees	17,928
Legal fees	1,612
Miscellaneous	33,824
Total expenses	$1,110,312
Fees paid indirectly	(13,655)
Reduction of expenses by investment adviser	(824,888)
Net expenses	$271,769
Net investment income	$0
Net realized gain (loss) on investments	$(448)
Change in net assets from operations	$(448)

See Notes to Financial Statements

7

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/16 (unaudited)	Year ended 8/31/15
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	(448)	(136)
Change in net assets from operations	$(448)	$(136)
Fund share (principal) transactions at net asset value of $1 per share
Net proceeds from sale of shares	152,139,663	208,290,372
Cost of shares reacquired	(190,631,040)	(215,045,588)
Change in net assets from fund share transactions	$(38,491,377)	$(6,755,216)
Total change in net assets	$(38,491,825)	$(6,755,352)
Net assets
At beginning of period	371,489,211	378,244,563
At end of period (including accumulated distributions in excess of net investment income of $9,093 for each of the two periods presented)	$332,997,386	$371,489,211

See Notes to Financial Statements

8

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/16		Years ended 8/31
			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	0.00		0.00		0.00		0.00	0.00	0.00
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	(0.00	)(w)	0.00	(w)	—	—	(0.00	)(w)
Total from investment operations	$(0.00	)(w)	$(0.00	)(w)	$0.00	(w)	$0.00	$0.00	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (%) (r)(t)	0.00	(n)(w)	0.00	(w)	0.00	(w)	0.00	0.00	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.62		0.62		0.65	0.64	0.64
Expenses after expense reductions (f)	0.16	(a)	0.07		0.10		0.16	0.13	0.21
Net investment income	0.00	(a)	0.00		0.00		0.00	0.00	0.00
Net assets at end of period (000 omitted)	$332,997		$371,489		$378,245		$404,117	$402,989	$464,849

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

10

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$333,610,035	$—	$333,610,035

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

11

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 29, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2015, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the current period or for the year ended August 31, 2015.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/16
Cost of investments	$333,610,035

As of 8/31/15
Capital loss carryforwards	(546,854)
Other temporary differences	(9,093)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or

12

Notes to Financial Statements (unaudited) – continued

long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
8/31/16	$(123,924)
8/31/17	(422,794)
Total	$(546,718)

Post-enactment losses which are characterized as follows:
Short-Term	$(136)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Average daily net assets in excess of $1 billion	0.35%

During the six months ended February 29, 2016, MFS voluntarily waived receipt of $722,285 of the fund’s management fee in order to avoid a negative yield. This amount, for the six months ended February 29, 2016, is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2016, this management fee reduction amounted to $13,859, which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 29, 2016 these waivers had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

In order to avoid a negative yield for the six months ended February 29, 2016, MFS voluntarily agreed to reduce certain other expenses in the amount of $88,744, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six month ended February 29, 2016 for the MFS U.S. Government Money Market Fund was $1,578.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing

13

Notes to Financial Statements (unaudited) – continued

agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2016, the fee was $104,346, which equated to 0.0567% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $151,120.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2016 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,304 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $8,200 at February 29, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 29, 2016, the fee paid by the fund under this agreement was $474 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

14

Notes to Financial Statements (unaudited) – continued

The sale of the fund’s shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 29, 2016, the fund’s commitment fee and interest expense were $609 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

16

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.